UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06669

Name of Fund:	BlackRock Capital Appreciation Fund, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2024

Date of reporting period: 11/30/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

NOVEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•	BlackRock Health Sciences Opportunities Portfolio

•	BlackRock Infrastructure Sustainable Opportunities Fund

•	BlackRock Mid-Cap Growth Equity Portfolio

•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended November 30, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in November 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as interest rates stabilized, and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced strongly, while emerging market equities posted modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates five times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	10.17%	13.84%
U.S. small cap equities (Russell 2000® Index)	4.24	(2.57)
International equities (MSCI Europe, Australasia, Far East Index)	5.12	12.36
Emerging market equities (MSCI Emerging Markets Index)	4.60	4.21
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	4.91
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.98)	(2.27)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(0.80)	1.18
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.29	4.28
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	5.52	8.69

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of November 30, 2023	BlackRock Capital Appreciation Fund, Inc.

Investment Objective

BlackRock Capital Appreciation Fund, Inc.’s (the “Fund”) investment objective is to seek long-term growth of capital.

The Board of Directors of the Fund had previously approved an Agreement and Plan of Reorganization between the Fund and BlackRock Large Cap Focus Growth Fund, Inc. (the “Acquiring Fund”), pursuant to which the Fund will be reorganized into the Acquiring Fund (the “Reorganization”). The Reorganization was originally expected to occur during the fourth quarter of 2023, but has been postponed. Shareholders will be given at least 60 days’ notice in advance of the closing of the Reorganization.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, all of the Fund’s share classes outperformed its benchmark, the Russell 1000® Growth Index. For the same period, all of the Fund’s share classes outperformed the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Growth Index.

What factors influenced performance?

The largest positive contributors to the Fund’s performance relative to the benchmark over the period included security selection in the information technology and healthcare sectors, along with positioning in consumer staples. In information technology, an overweight position in Intuit, Inc. in the software industry benefited performance. In healthcare, an overweight allocation to the pharmaceuticals industry, most notably to Eli Lilly and Company, contributed to performance. Lastly, a lack of exposure to the consumer staples sector, and particularly the beverages industry, proved beneficial.

The largest detractors from relative performance included stock selection in the consumer discretionary sector, most notably within the hotels, restaurants and leisure, and textiles, apparel and luxury goods sub-sectors. Specifically, off-benchmark positions in online casino technology provider Evolution AB and luxury goods conglomerate LVMH Moët Hennessy Louis Vuitton detracted from relative performance. Within industrials, an off-benchmark position in garbage pickup and dumpster rental company Waste Connections, Inc. within commercial services and supplies weighed on relative performance.

Describe recent portfolio activity.

During the period, the Fund’s allocation to information technology increased driven by greater exposure to the software industry. The allocation to the real estate sector increased as well. Conversely, the allocation to consumer discretionary experienced the biggest decrease as exposure to the hotels, restaurants and leisure sub-sector declined. The Fund’s allocation to the healthcare sector decreased as well.

Describe portfolio positioning at period end.

As of period end, the Fund’s largest overweight position relative to the Russell 1000® Growth Index was in the financials sector, followed by information technology and healthcare. Conversely, the consumer staples sector was the largest underweight, followed by industrials and communication services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	14.53%	31.35%	N/A	12.92%	N/A	12.78%	N/A
Investor A	14.34	30.99	24.11%	12.62	11.41%	12.48	11.87%
Investor C	13.92	29.90	28.90	11.72	11.72	11.76	11.76
Class K	14.57	31.49	N/A	13.02	N/A	12.90	N/A
Class R	14.16	30.59	N/A	12.26	N/A	12.15	N/A
Russell 1000® Growth Index(c)	13.14	26.17	N/A	16.36	N/A	14.69	N/A
S&P 500® Index(d)	10.17	13.84	N/A	12.51	N/A	11.82	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term.

(c)

An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Companies with higher price-to-book ratios and higher forecasted growth values.

(d)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Capital Appreciation Fund, Inc.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,145.30	$4.08	$1,000.00	$1,021.20	$3.84	0.76%
Investor A	1,000.00	1,143.40	5.41	1,000.00	1,019.95	5.10	1.01
Investor C	1,000.00	1,139.20	9.91	1,000.00	1,015.74	9.32	1.85
Class K	1,000.00	1,145.70	3.54	1,000.00	1,021.70	3.34	0.66
Class R	1,000.00	1,141.60	7.27	1,000.00	1,018.22	6.86	1.36

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Microsoft Corp.	10.2%

Apple Inc.	9.0

Amazon.com, Inc.	8.8

NVIDIA Corp.	6.3

Alphabet, Inc., Class A	4.3

Intuit, Inc.	4.2

Visa, Inc., Class A	4.1

Broadcom, Inc.	3.3

Eli Lilly & Co.	2.9

Tesla, Inc.	2.8

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Information Technology	46.4%

Consumer Discretionary	14.6

Health Care	12.8

Financials	11.3

Communication Services	9.1

Industrials	3.2

Energy	1.1

Materials	1.0

Other (each representing less than 1%)	0.6

Short-Term Securities	0.1

Liabilities in Excess of Other Assets	(0.2)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

Fund Summary as of November 30, 2023	BlackRock Health Sciences Opportunities Portfolio

Investment Objective

BlackRock Health Sciences Opportunities Portfolio’s (the “Fund”) investment objective is to provide long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, the Fund’s Class K Shares outperformed its benchmark, the Russell 3000® Health Care Index, while the Investor A, Investor C, Class R and Service Shares underperformed. For the same period, the Fund’s Institutional Shares performed in line.

What factors influenced performance?

An underweight position in Bristol-Myers Squibb Co. was the largest contributor to relative performance at the individual stock level. The pharmaceutical company reported consistently weak earnings over the reporting period, citing slow growth for a few key products. An underweight in Pfizer, which was negatively impacted by waning COVID vaccine and Paxlovid sales, was another large contributor to results. An out-of-benchmark position in McKesson Corp., a drug distributor that reported strong earnings behind robust demand, was an additional contributor of note.

An overweight position in Biogen, Inc. was the largest detractor. The biopharma company saw weaker-than-expected demand for its Alzheimer’s drug Leqembi. An overweight in Penumbra, Inc. was another large detractor from relative returns. Shares of the medical device manufacturer came under pressure on concerns that the growth of GLP-1 weight loss drugs would negatively impact demand for the company’s products. An overweight in Sarepta Therapeutics, Inc., which failed to receive FDA approval for its much-anticipated Duchenne Muscular Dystrophy gene therapy was also a key detractor.

Describe recent portfolio activity.

The Fund’s allocations to the healthcare providers (17.4% to 22.3%), biotechnology (22.8% to 24.1%), and pharmaceuticals (19.9% to 20.6%) subsectors increased. Conversely, its weighting in the medical devices and supplies (37.4% to 28.8%) subsector decreased.

Describe portfolio positioning at period end.

The investment adviser continued to seek opportunities in stocks with attractive valuations, stable growth and promising product pipelines over the medium to long term. It also sought select growth companies in the biotechnology, pharmaceuticals and medical devices industries with the potential to benefit from innovation and technological developments. The investment adviser continued to have a positive view on the long-term secular drivers of growth in the healthcare sector, particularly aging demographics and innovations in medical science and technology.

The Fund was overweight in the and biotechnology healthcare providers and services subsectors at the end of the reporting period, and it was underweight in pharmaceuticals and medical devices and supplies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	1.73%	(2.38)%	N/A	7.76%	N/A	11.46%	N/A
Service	1.58	(2.66)	N/A	7.43	N/A	11.13	N/A
Investor A	1.60	(2.62)	(7.73)%	7.48	6.33%	11.16	10.56%
Investor C	1.22	(3.35)	(4.30)	6.68	6.68	10.51	10.51
Class K	1.78	(2.28)	N/A	7.86	N/A	11.46	N/A
Class R	1.41	(2.97)	N/A	7.11	N/A	10.79	N/A
Russell 3000® Health Care Index(c)	1.70	(4.27)	N/A	7.58	N/A	10.44	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries.
(c)

An unmanaged index that features companies involved in medical services or health care in the Russell 3000® Index, which includes the largest 3,000 U.S. companies as determined by total market capitalization.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Health Sciences Opportunities Portfolio

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,017.30	$4.23	$1,000.00	$1,020.81	$4.24	0.84%
Service	1,000.00	1,015.80	5.72	1,000.00	1,019.33	5.70	1.13
Investor A	1,000.00	1,016.00	5.48	1,000.00	1,019.57	5.50	1.09
Investor C	1,000.00	1,012.20	9.36	1,000.00	1,015.70	9.37	1.86
Class K	1,000.00	1,017.80	3.76	1,000.00	1,021.27	3.79	0.75
Class R	1,000.00	1,014.10	7.33	1,000.00	1,017.72	7.36	1.46

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

UnitedHealth Group, Inc.	9.9%

Eli Lilly & Co.	9.3

Boston Scientific Corp.	4.4

Merck & Co., Inc.	4.1

AbbVie, Inc.	3.7

Amgen, Inc.	3.6

Danaher Corp.	3.1

Abbott Laboratories	3.0

Gilead Sciences, Inc.	2.6

Elevance Health, Inc.	2.5

INDUSTRY ALLOCATION

Industry(b)	Percent of Net Assets

Biotechnology	24.1%

Health Care Providers & Services	22.3

Health Care Equipment & Supplies	20.9

Pharmaceuticals	20.6

Life Sciences Tools & Services	7.8

Other (each representing less than 1%)	0.2

Short-Term Securities	4.7

Liabilities in Excess of Other Assets	(0.6)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	7

Fund Summary as of November 30, 2023	BlackRock Infrastructure Sustainable Opportunities Fund

Investment Objective

BlackRock Infrastructure Sustainable Opportunities Fund’s (the “Fund”) investment objective is to seek to maximize total return while seeking to invest in issuers which are helping to address certain United Nations Sustainable Development Goals (“SDGs”) through their products and services.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, the Fund underperformed its benchmark, the FTSE Developed Core Infrastructure 50/50 Net Tax Index.

What factors influenced performance?

BlackRock Infrastructure Sustainable Opportunities Fund is benchmark agnostic, with a view of infrastructure that looks beyond the traditional benchmarks. The reference benchmark, the FTSE Developed Core Infrastructure 50/50 Net Tax Index, doesn’t incorporate sustainability criteria and has an 11% weighting in the midstream oil and gas sector. In contrast, energy is excluded from the Fund’s sustainable universe.

At the sector level, the U.S. tower, U.S. datacenter and Eurozone toll road sectors made the largest contributions to absolute performance. Among individual stocks, SBA Communications Corp., Digital Realty Trust, Inc. and Enel SpA were the leading contributors. On the other hand, positioning in Eurozone electric utilities, U.K. multi utilities and Canadian electric utilities detracted. Orsted AS, Smart Metering Systems PLC, and Aeroports de Paris SA were the largest detractors at the individual stock level.

The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

The investment adviser increased the Fund’s allocation to the Eurozone toll road and U.K. water utilities sectors. It decreased the portfolio’s weighting in U.S. datacenters.

The investment adviser initiated a position in Ferrovial SE, a Spain-listed toll road owner and operator with majority of its assets in North America, given its favorable sustainability characteristics and a potentially attractive opportunity from underappreciated growth in its managed lanes business. It also added a position in United Utilities Group PLC (“United Utilities”), the United Kingdom’s largest listed water and sewage utility. The investment adviser believed United Utilities was poised to see improving growth, and it has a positive view on the company’s new management team. The investment adviser added Xcel Energy, Inc. on the belief that short-term weakness related to regulatory changes was obscuring the company’s longer-term growth opportunities. Portland General Electric Co., the largest electric utility in Oregon, was another new addition based on the investment adviser’s positive view on the company’s growth outlook, balance sheet strength and potential to benefit from unique demographic and decarbonization tailwinds. The investment adviser reduced its position in Eversource Energy after a punitive rate case order against a competitor raised the odds of regulatory challenges.

Describe portfolio positioning at period end.

The Fund’s positioning was balanced across electricity networks (36%), transportation infrastructure (21%), communications infrastructure (19%), transportation infrastructure (17%), renewables energy development (10%), water infrastructure (5%), and social infrastructure (4%). The Fund had a modest cash position to provide the flexibility to capitalize on stock-specific opportunities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		Since Inception(c)
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(1.64)%	1.97%	N/A	(3.03)%	N/A
Investor A	(1.84)	1.64	(3.70)%	(3.30)	(5.68)%
Class K	(1.62)	2.01	N/A	(2.99)	N/A
FTSE Developed Core Infrastructure 50/50 Net Tax Index(d)	0.59	(3.49)	N/A	0.10	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of infrastructure-related companies or derivatives with similar economic characteristics.

(c)	The Fund commenced operations on September 30, 2021.
(d)

Gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors: 50% utilities; 30% transportation, including capping of 7.5% for railroads/railways; and a 20% mix of other sectors, including pipelines, satellites and telecommunication towers.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Infrastructure Sustainable Opportunities Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$983.60	$4.97	$1,000.00	$1,019.99	$5.05	1.00%
Investor A	1,000.00	981.60	6.20	1,000.00	1,018.74	6.31	1.25
Class K	1,000.00	983.80	4.72	1,000.00	1,020.24	4.80	0.95

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

National Grid PLC	5.9%

SBA Communications Corp.	5.5

Terna - Rete Elettrica Nazionale	4.8

Clearway Energy, Inc., Class C	4.5

SSE PLC	4.2

Ferrovial SE	4.2

Enel SpA	4.1

EDP - Energias de Portugal SA	3.9

American Tower Corp.	3.6

Cellnex Telecom SA	3.5

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Utilities	48.9%

Industrials	22.1

Real Estate	16.5

Communication Services	5.0

Information Technology	1.6

Short-Term Securities	5.0

Other Assets Less Liabilities	0.9

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	9

Fund Summary as of November 30, 2023	BlackRock Mid-Cap Growth Equity Portfolio

Investment Objective

BlackRock Mid-Cap Growth Equity Portfolio’s (the “Fund”) investment objective is long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, the Fund’s Institutional and Class K Shares outperformed its benchmark, the Russell Midcap® Growth Index, while its Investor C and Class R Shares underperformed and its Investor A and Service Shares performed in line.

What factors influenced performance?

The largest positive contributors to the Fund’s performance relative to the benchmark over the period included security selection in the financials and information technology sectors, along with positioning in healthcare. In financials, an overweight position in KKR & Co., Inc. in the capital markets industry benefited performance. In information technology, overweighting the software industry, specifically CrowdStrike Holdings, Inc., highlighted positive contributions. Lastly, within healthcare, overweighting the healthcare equipment and supplies industry proved beneficial.

The largest detractors from relative performance were stock selection in the consumer discretionary and industrials sectors, along with positioning in the energy sector. In consumer discretionary, stock selection among hotels, restaurants & leisure, specifically an off-benchmark position in online gaming technology company Evolution AB, detracted from relative performance. In industrials, an overweight position in SiteOne Landscape Supply, Inc. within the trading companies and distributors industry detracted from relative performance. Lastly, within energy an underweight allocation to the oil, gas and consumable fuels industry weighed on performance.

Describe recent portfolio activity.

During the period, the Fund’s allocation to the industrials sector increased with additions to the aerospace and defense industry. The Fund’s allocation to the information technology sector increased as well. Conversely, the allocation to consumer discretionary decreased the most, driven by hotels, restaurants and leisure. Exposure to the communication services sector decreased as well.

Describe portfolio positioning at period end.

Relative to the Russell MidCap® Growth Index, at the end of the reporting period the Fund’s largest overweight allocation was to the information technology sector, followed by industrials and real estate. Conversely, the consumer discretionary sector was the largest underweight, followed by healthcare and consumer staples.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	8.84%	10.33%	N/A	9.20%	N/A	11.16%	N/A
Service	8.72	10.04	N/A	8.93	N/A	10.86	N/A
Investor A	8.73	10.03	4.25%	8.93	7.76%	10.85	10.26%
Investor C	8.31	9.21	8.21	8.12	8.12	10.20	10.20
Class K	8.89	10.40	N/A	9.29	N/A	11.24	N/A
Class R	8.56	9.77	N/A	8.66	N/A	10.57	N/A
Russell Midcap® Growth Index(c)	8.71	9.98	N/A	10.05	N/A	10.11	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization companies which Fund management believes have above-average earnings growth potential.
(c)

An index that measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,088.40	$4.18	$1,000.00	$1,021.00	$4.04	0.80%
Service	1,000.00	1,087.20	5.48	1,000.00	1,019.75	5.30	1.05
Investor A	1,000.00	1,087.30	5.48	1,000.00	1,019.75	5.30	1.05
Investor C	1,000.00	1,083.10	9.37	1,000.00	1,016.00	9.07	1.80
Class K	1,000.00	1,088.90	3.72	1,000.00	1,021.44	3.59	0.71
Class R	1,000.00	1,085.60	6.78	1,000.00	1,018.50	6.56	1.30

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Copart, Inc.	3.9%

Crowdstrike Holdings, Inc., Class A	3.3

KKR & Co., Inc., Class A	3.0

MSCI, Inc., Class A	3.0

CoStar Group, Inc.	2.8

West Pharmaceutical Services, Inc.	2.8

Monolithic Power Systems, Inc.	2.7

Ares Management Corp., Class A	2.7

ANSYS, Inc.	2.6

Cheniere Energy, Inc.	2.5

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Information Technology	29.9%

Industrials	22.1

Health Care	16.2

Financials	11.1

Consumer Discretionary	9.1

Communication Services	4.0

Real Estate	2.8

Energy	2.5

Materials	1.4

Other (each representing less than 1%)	0.9

Short-Term Securities	3.6

Liabilities in Excess of Other Assets	(3.6)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	11

Fund Summary as of November 30, 2023	BlackRock Technology Opportunities Fund

Investment Objective

BlackRock Technology Opportunities Fund’s (the “Fund”) investment objective is to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, all of the Fund’s share classes outperformed its benchmark, the MSCI All-Country World Information Technology Index with the exception of its Investor C Shares, which performed in line.

What factors influenced performance?

An underweight position in Apple Inc., which experienced profit-taking after a strong year-to-date rally amid signs of weakening demand for smartphones, was the largest contributor to relative performance. An overweight in the credit score provider Fair Isaac Corp. was also a top contributor on the strength of growth in its software offerings. An out-of-benchmark holding in MercadoLibre, Inc. further contributed to results. The Latin American e-commerce company saw continued earnings strength with accelerating growth from sustained market share gains in Brazil and Mexico.

An out-of-benchmark position in Adyen NV was the single largest detractor from performance. In August 2023, the Dutch payment company reported the slowest quarter for revenue growth in its history as enterprises opted for lower-cost competitors. An overweight in Wolfspeed, Inc. also detracted, as the silicon carbide wafer manufacturer reported larger-than-anticipated quarterly losses and further delays in the construction of its domestic fabrication facility. An out-of-benchmark holding in the Japanese payment processer GMO Payment Gateway, Inc., which lowered its growth forecast for 2024, was another detractor of note.

Describe recent portfolio activity.

The investment adviser added several companies where it identified both near-term catalysts and long-term growth potential in the supply chain for generative artificial intelligence (“AI”). It also increased its holdings in cybersecurity companies, including those that stand to benefit from the advent of AI-generated malware and the consolidation trend in the cybersecurity industry. On the other hand, the investment adviser sold Chinese internet stocks based on their elevated valuations, an uncertain regulatory environment, and country-specific growth challenges.

Describe portfolio positioning at period end.

The Fund’s largest absolute weightings were in the software and semiconductors sub-sectors. In addition, it maintained an out-of-benchmark allocation to the internet sub-sector. The investment adviser maintained its exposure to long-term secular themes, such as AI, renewable energy, and electric vehicles, as well as to more nascent themes such as space and quantum computing. While high-growth assets were penalized by rising interest rates, the investment adviser believed the fundamentals of its portfolio holdings remained compelling. It viewed the secular growth trends driving technology as multi-year transformations that are likely to persist regardless of the macroeconomic environment or geopolitical developments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.19%	30.00%	N/A	17.12%	N/A	17.59%	N/A
Service	12.06	29.68	N/A	16.83	N/A	17.31	N/A
Investor A	12.03	29.68	22.87%	16.82	15.57%	17.27	16.64%
Investor C	11.65	28.70	27.70	15.95	15.95	16.55	16.55
Class K	12.23	30.07	N/A	17.18	N/A	17.62	N/A
Class R	11.92	29.34	N/A	16.54	N/A	16.96	N/A
MSCI All-Country World Information Technology Index(c)	11.68	33.17	N/A	20.18	N/A	17.49	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and non-U.S. technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of technology. The Fund’s total returns prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.

(c)

An index that includes large- and mid-cap securities across certain Developed Markets countries and certain Emerging Markets countries. All securities in the index are classified in the Information Technology sector as per the Global Industry Classification Standard.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Technology Opportunities Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,121.90	$4.88	$1,000.00	$1,020.40	$4.65	0.92%
Service	1,000.00	1,120.60	6.20	1,000.00	1,019.15	5.91	1.17
Investor A	1,000.00	1,120.30	6.20	1,000.00	1,019.15	5.91	1.17
Investor C	1,000.00	1,116.50	10.16	1,000.00	1,015.40	9.67	1.92
Class K	1,000.00	1,122.30	4.56	1,000.00	1,020.70	4.34	0.86
Class R	1,000.00	1,119.20	7.52	1,000.00	1,017.90	7.16	1.42

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Microsoft Corp.	10.3%

Apple Inc.	9.5

NVIDIA Corp.	7.9

Cadence Design Systems, Inc.	3.6

Meta Platforms, Inc., Class A	2.7

Broadcom, Inc.	2.7

Mastercard, Inc., Class A	2.6

ASML Holding NV	2.4

Amazon.com, Inc.	2.3

Alphabet, Inc., Class A	2.3

INDUSTRY ALLOCATION

Industry(b)	Percent of Net Assets

Software	31.9%

Semiconductors & Semiconductor Equipment	26.9

Technology Hardware, Storage & Peripherals	10.8

Interactive Media & Services	5.7

Financial Services	5.1

Broadline Retail	4.6

Entertainment	3.3

IT Services	3.0

Automobiles	2.1

Professional Services	1.6

Communications Equipment	1.5

Ground Transportation	1.0

Other (each representing less than 1%)	2.6

Short-Term Securities	1.3

Liabilities in Excess of Other Assets	(1.4)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	13

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Capital Appreciation Fund, Inc.’s Class K Shares performance shown prior to the Class K Shares inception date of August 15, 2016 is that of BlackRock Shares. BlackRock Health Sciences Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Investor A Shares. BlackRock Mid-Cap Growth Equity Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. BlackRock Technology Opportunities Fund’s Class K Shares performance shown prior to the Class K Shares inception date of December 10, 2019 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Investor A Shares or Institutional Shares, as applicable, because the share classes of a Fund invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares or Institutional Shares, as applicable, have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares or Institutional Shares, as applicable, because Class K Shares have lower expenses than the Investor A Shares and Institutional Shares.

Service Shares (not available in BlackRock Capital Appreciation Fund, Inc. and BlackRock Infrastructure Sustainable Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares (not available in BlackRock Infrastructure Sustainable Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares (not available in BlackRock Infrastructure Sustainable Opportunities Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	15

Schedule of Investments (unaudited) November 30, 2023	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
TransDigm Group, Inc.	68,453	$65,911,340

Automobiles — 2.8%
Tesla, Inc.(a)	377,734	90,686,379

Broadline Retail — 8.8%
Amazon.com, Inc.(a)	1,946,722	284,396,617

Capital Markets — 5.1%
Blackstone, Inc., Class A, NVS	354,135	39,794,150
MSCI, Inc., Class A	125,558	65,396,884
S&P Global, Inc.	144,594	60,126,523

		165,317,557

Chemicals — 1.0%
Sherwin-Williams Co. (The)	121,504	33,875,315

Commercial Services & Supplies — 1.2%
Copart, Inc.(a)	309,917	15,564,032
Waste Connections, Inc.	179,313	24,295,118

		39,859,150

Entertainment — 2.4%
Netflix, Inc.(a)	166,296	78,819,315

Financial Services — 6.2%
Mastercard, Inc., Class A	162,562	67,273,032
Visa, Inc., Class A	519,329	133,301,368

		200,574,400

Health Care Equipment & Supplies — 3.6%
Boston Scientific Corp.(a)	556,846	31,122,123
IDEXX Laboratories, Inc.(a)	56,207	26,182,345
Intuitive Surgical, Inc.(a)	187,409	58,254,213

		115,558,681

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	163,178	90,232,539

Hotels, Restaurants & Leisure — 1.0%
Chipotle Mexican Grill, Inc.(a)	3,392	7,470,032
Evolution AB(b)	239,333	24,794,911

		32,264,943

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(a)	1,044,141	138,380,007
Meta Platforms, Inc., Class A(a)	141,402	46,259,664

		184,639,671

IT Services — 1.5%
MongoDB, Inc., Class A(a)	20,469	8,509,782
Shopify, Inc., Class A(a)	554,121	40,351,091

		48,860,873

Life Sciences Tools & Services — 2.7%
Danaher Corp.	211,356	47,197,908
Thermo Fisher Scientific, Inc.	84,750	42,015,660

		89,213,568

Oil, Gas & Consumable Fuels — 1.1%
Cheniere Energy, Inc.	195,568	35,622,711

Pharmaceuticals — 3.7%
Eli Lilly & Co.	157,895	93,322,261
Zoetis, Inc., Class A	149,433	26,400,328

		119,722,589

Security	Shares	Value

Real Estate Management & Development — 0.6%
CoStar Group, Inc.(a)	238,036	$19,766,510

Semiconductors & Semiconductor Equipment — 14.4%
ASML Holding NV, Registered Shares	131,028	89,591,705
Broadcom, Inc.	116,651	107,987,330
KLA Corp.	121,319	66,072,754
NVIDIA Corp.	436,029	203,930,764

		467,582,553

Software — 21.5%
Cadence Design Systems, Inc.(a)	259,260	70,847,980
Intuit, Inc.	239,481	136,853,812
Microsoft Corp.	873,418	330,946,815
Palo Alto Networks, Inc.(a)	166,125	49,021,826
Roper Technologies, Inc.	102,281	55,052,748
ServiceNow, Inc.(a)	82,104	56,301,997

		699,025,178

Specialty Retail — 0.8%
Ross Stores, Inc.	195,314	25,465,039

Technology Hardware, Storage & Peripherals — 9.0%
Apple Inc.	1,530,415	290,702,329

Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SE	54,403	41,633,476

Total Common Stocks — 99.2% (Cost: $1,546,482,231)		3,219,730,733

Preferred Securities

Preferred Stocks — 0.9%

Interactive Media & Services — 0.9%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(c)(d)	177,291	31,260,446

Total Long-Term Investments — 100.1% (Cost: $1,565,908,747)		3,250,991,179

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(e)(f)	1,635,299	1,635,299

Total Short-Term Securities — 0.1% (Cost: $1,635,299)		1,635,299

Total Investments — 100.2% (Cost: $1,567,544,046)		3,252,626,478
Liabilities in Excess of Other Assets — (0.2)%		(5,852,295)

Net Assets — 100.0%		$ 3,246,774,183

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $31,260,446, representing 1.0% of its net assets as of period end, and an original cost of $19,426,516.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Capital Appreciation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class	$1,248,701	$386,598	(a)	$—		$—	$—	$1,635,299	1,635,299	$80,090		$—
SL Liquidity Series, LLC, Money
Market Series(b)	—	—		(3,536	)(a)	3,536	—	—	—	5,978	(c)	—

						$3,536	$—	$1,635,299		$86,068		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$65,911,340	$—	$—	$65,911,340
Automobiles	90,686,379	—	—	90,686,379
Broadline Retail	284,396,617	—	—	284,396,617
Capital Markets	165,317,557	—	—	165,317,557
Chemicals	33,875,315	—	—	33,875,315
Commercial Services & Supplies	39,859,150	—	—	39,859,150
Entertainment	78,819,315	—	—	78,819,315
Financial Services	200,574,400	—	—	200,574,400
Health Care Equipment & Supplies	115,558,681	—	—	115,558,681
Health Care Providers & Services	90,232,539	—	—	90,232,539
Hotels, Restaurants & Leisure	7,470,032	24,794,911	—	32,264,943
Interactive Media & Services	184,639,671	—	—	184,639,671
IT Services	48,860,873	—	—	48,860,873
Life Sciences Tools & Services	89,213,568	—	—	89,213,568
Oil, Gas & Consumable Fuels	35,622,711	—	—	35,622,711
Pharmaceuticals	119,722,589	—	—	119,722,589
Real Estate Management & Development	19,766,510	—	—	19,766,510
Semiconductors & Semiconductor Equipment	467,582,553	—	—	467,582,553
Software	699,025,178	—	—	699,025,178
Specialty Retail	25,465,039	—	—	25,465,039
Technology Hardware, Storage & Peripherals	290,702,329	—	—	290,702,329
Textiles, Apparel & Luxury Goods	—	41,633,476	—	41,633,476
Preferred Securities	—	—	31,260,446	31,260,446
Short-Term Securities
Money Market Funds	1,635,299	—	—	1,635,299

	$3,154,937,645	$66,428,387	$31,260,446	$3,252,626,478

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) November 30, 2023	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 23.7%
AbbVie, Inc.	2,069,520	$294,678,953
Abcam PLC, ADR(a)	1,059,945	25,406,882
Alnylam Pharmaceuticals, Inc.(a)	184,507	31,043,303
Amgen, Inc.	1,050,915	283,368,721
Argenx SE, ADR(a)	161,682	72,855,526
BeiGene Ltd., ADR(a)(b)	96,865	18,107,943
Biogen, Inc.(a)	596,508	139,630,593
BioMarin Pharmaceutical, Inc.(a)	642,970	58,561,708
Biomea Fusion, Inc.(a)	137,217	2,067,860
Blueprint Medicines Corp.(a)	400,250	27,873,410
Cabaletta Bio, Inc.(a)(b)	419,920	6,739,716
Cerevel Therapeutics Holdings, Inc.(a)	312,854	8,112,304
CureVac NV(a)(b)	310,911	1,678,919
Exact Sciences Corp.(a)	280,808	17,971,712
Frequency Therapeutics, Inc., CVR(a)	8,560	116
Genesis Therapeutics, Inc., Series B (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	4,209,976
Genmab A/S(a)	42,470	13,357,469
Genmab A/S, ADR(a)(b)	289,405	9,148,092
Gilead Sciences, Inc.	2,723,422	208,614,125
Immuneering Corp., Class A(a)(b)	264,380	1,734,333
Immunocore Holdings PLC, ADR(a)(b)	181,355	9,562,849
Incyte Corp.(a)	398,775	21,669,434
Ionis Pharmaceuticals, Inc.(a)	365,540	18,083,264
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)	1,233,856	6,971,286
Karuna Therapeutics, Inc.(a)(b)	38,125	7,289,881
Legend Biotech Corp., ADR(a)	465,786	28,329,105
Merus NV(a)	338,562	8,376,024
Mirati Therapeutics, Inc.(a)	228,510	12,967,943
Moderna, Inc.(a)	514,004	39,938,111
MoonLake Immunotherapeutics(a)(b)	144,884	6,361,856
Morphic Holding, Inc.(a)(b)	111,625	2,645,513
Neurocrine Biosciences, Inc.(a)	141,165	16,458,427
Nuvalent, Inc., Class A(a)	201,512	13,172,839
Prime Medicine, Inc.(a)(b)	360,982	2,620,729
Protagonist Therapeutics, Inc.(a)	403,935	7,355,656
PTC Therapeutics, Inc.(a)	287,575	6,619,977
Regeneron Pharmaceuticals, Inc.(a)	132,462	109,123,520
REVOLUTION Medicines, Inc.(a)(b)	260,118	6,068,553
Rhythm Pharmaceuticals, Inc.(a)(b)	690,347	23,078,300
Rocket Pharmaceuticals, Inc.(a)	266,176	6,209,886
Sarepta Therapeutics, Inc.(a)	526,617	42,803,430
Seagen, Inc.(a)	341,700	72,853,857
Tenaya Therapeutics, Inc.(a)	431,076	810,423
Ultragenyx Pharmaceutical, Inc.(a)	203,611	7,910,287
Vaxcyte, Inc.(a)	405,425	20,988,852
Vertex Pharmaceuticals, Inc.(a)	396,229	140,586,012
Viking Therapeutics, Inc.(a)	251,795	3,076,935
Xenon Pharmaceuticals, Inc.(a)	448,099	16,391,461

		1,883,486,071

Health Care Equipment & Supplies — 20.9%
Abbott Laboratories	2,298,783	239,740,079
ABIOMED INC, CVR(a)(c)	243,643	662,709
Alcon, Inc.	1,276,433	96,536,628
Align Technology, Inc.(a)	128,790	27,535,302
Baxter International, Inc.	857,481	30,937,914
Becton Dickinson & Co.	557,620	131,698,692
Boston Scientific Corp.(a)	6,262,123	349,990,054
Cooper Cos., Inc. (The)	197,962	66,697,357

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Dexcom, Inc.(a)	486,545	$56,205,678
Envista Holdings Corp.(a)(b)	322,825	7,324,899
GE HealthCare Technologies, Inc.(b)	610,150	41,770,869
IDEXX Laboratories, Inc.(a)(b)	109,065	50,804,658
Inspire Medical Systems, Inc.(a)	83,905	12,192,236
Intuitive Surgical, Inc.(a)	595,159	184,999,224
Masimo Corp.(a)	218,960	20,529,690
Medtronic PLC	1,139,497	90,327,927
Orchestra BioMed Holdings, Inc.(a)(b)	262,308	1,631,556
Penumbra, Inc.(a)	169,035	37,540,983
STERIS PLC	145,075	29,151,371
Stryker Corp.	600,360	177,904,679

		1,654,182,505

Health Care Providers & Services — 22.3%
Cencora, Inc.	884,445	179,869,580
Centene Corp.(a)	1,082,935	79,790,651
Cigna Group (The)	440,846	115,889,596
Elevance Health, Inc.	407,647	195,462,660
Guardant Health, Inc.(a)	219,046	5,513,388
HCA Healthcare, Inc.	315,226	78,957,808
Humana, Inc.	222,420	107,842,561
Laboratory Corp. of America Holdings	93,970	20,383,033
McKesson Corp.	367,850	173,095,496
Quest Diagnostics, Inc.	162,538	22,305,090
UnitedHealth Group, Inc.	1,420,784	785,650,928

		1,764,760,791

Life Sciences Tools & Services — 7.8%
10X Genomics, Inc., Class A(a)(b)	212,123	9,231,593
Agilent Technologies, Inc.	340,743	43,546,955
Avantor, Inc.(a)(b)	1,282,066	27,154,158
Bio-Techne Corp.	185,865	11,690,909
Danaher Corp.	1,086,677	242,665,841
IQVIA Holdings, Inc.(a)(b)	128,342	27,478,022
Mettler-Toledo International, Inc.(a)	14,110	15,407,132
Nautilus Biotechnology, Inc.(a)	308,716	848,969
QIAGEN NV(a)	506,921	20,864,868
Rapid Micro Biosystems, Inc., Class A(a)	377,456	441,624
Repligen Corp.(a)(b)	117,900	18,539,775
Thermo Fisher Scientific, Inc.	270,197	133,952,865
West Pharmaceutical Services, Inc.	201,490	70,674,632

		622,497,343

Pharmaceuticals — 20.5%
AstraZeneca PLC	246,769	31,760,750
Catalent, Inc.(a)	302,607	11,756,282
Daiichi Sankyo Co. Ltd.	504,500	13,670,511
Elanco Animal Health, Inc.(a)	1,398,355	16,472,622
Eli Lilly & Co.	1,252,586	740,328,429
Johnson & Johnson	1,013,858	156,803,278
Merck & Co., Inc.	3,204,144	328,360,677
Novo Nordisk A/S, Class B	956,675	97,738,372
Pfizer, Inc.	3,951,494	120,402,022
Sanofi SA	388,736	36,255,440
Structure Therapeutics, Inc. (Acquired 09/29/23,cost $6,024,914)(a)(d)	482,379	8,954,562
Structure Therapeutics, Inc., ADR(a)(b)	213,033	11,863,808
Zoetis, Inc., Class A	294,631	52,052,459

		1,626,419,212

Total Common Stocks — 95.2% (Cost: $4,694,176,948)		7,551,345,922

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	$718,334
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,648,298

Total Other Interests — 0.0% (Cost: $0)			2,366,632

	Shares

Preferred Securities

Preferred Stocks — 0.7%

Biotechnology — 0.3%
Adarx Pharmaceuticals, Inc., Series C (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)		769,230	6,399,994
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)		858,333	2,849,665
Goldfinch Bio, Inc., Series B (Acquired 06/26/20 - 03/21/22, cost $4,152,184)(a)(c)(d)		3,518,800	1,196,392
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)		386,520	10,822,560
Neurogene, Inc., Series B (Acquired 12/14/20 - 09/22/21, cost $5,099,600)(a)(c)(d)		2,090,000	2,319,900

			23,588,511

Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series C (Acquired 06/24/21,cost $11,178,997)(a)(c)(d)		1,908,330	5,037,991
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)		1,700,345	1,411,287

			6,449,278

Health Care Providers & Services — 0.0%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)		80,024,425	5,354,422

Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)		592,636	6,187,120

Software — 0.2%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)		1,670,499	13,647,977

Total Preferred Securities — 0.7% (Cost: $85,496,687)			55,227,308

Security	Shares	Value

Warrants(a)

Biotechnology — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	$3,868

Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 0.00)(b)	88,432	2,697

Total Warrants — 0.0% (Cost: $306,235)		6,565

Total Long-Term Investments — 95.9% (Cost: $4,779,979,870)		7,608,946,427

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(f)(g)	313,146,239	313,146,239
SL Liquidity Series, LLC, Money Market Series, 5.56%(f)(g)(h)	58,834,212	58,857,746

Total Short-Term Securities — 4.7% (Cost: $371,965,352)		372,003,985

Total Investments — 100.6% (Cost: $5,151,945,222)		7,980,950,412
Liabilities in Excess of Other Assets — (0.6)%		(50,501,576)

Net Assets — 100.0%		$7,930,448,836

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $77,729,764, representing 1.0% of its net assets as of period end, and an original cost of $102,704,587.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Health Sciences Opportunities Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$211,473,753	$101,672,486	(a)	$—	$—	$—	$313,146,239	313,146,239	$4,641,903		$—
SL Liquidity Series, LLC, Money Market Series	47,521,743	11,310,032	(a)	—	20,603	5,368	58,857,746	58,834,212	425,410	(b)	—

					$20,603	$5,368	$372,003,985		$5,067,313		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	88,893,484	EUR	82,488,400	Goldman Sachs International	12/14/23	$(954,026)
USD	72,404,938	EUR	67,184,700	HSBC Bank PLC	12/14/23	(773,570)
USD	53,114,363	GBP	42,539,100	Standard Chartered Bank	12/14/23	(596,462)

						$(2,324,058)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$2,324,058	$—	$—	$2,324,058

For the period ended November 30 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(2,386,899)	$—	$—	$(2,386,899)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$94,083	$—	$—	$94,083

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Health Sciences Opportunities Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$176,104,930

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$—	$2,324,058

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$2,324,058

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$—	$2,324,058

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Goldman Sachs International	$954,026	$—	$—	$—	$954,026
HSBC Bank PLC	773,570	—	—	—	773,570
Standard Chartered Bank	596,462	—	—	—	596,462

	$2,324,058	$—	$—	$—	$2,324,058

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$1,858,947,224	$13,357,585	$11,181,262	$1,883,486,071
Health Care Equipment & Supplies	1,653,519,796	—	662,709	1,654,182,505
Health Care Providers & Services	1,764,760,791	—	—	1,764,760,791
Life Sciences Tools & Services	622,497,343	—	—	622,497,343
Pharmaceuticals	1,438,039,577	188,379,635	—	1,626,419,212
Other Interests	—	—	2,366,632	2,366,632
Preferred Securities	—	—	55,227,308	55,227,308
Warrants	6,565	—	—	6,565
Short-Term Securities
Money Market Funds	313,146,239	—	—	313,146,239

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Health Sciences Opportunities Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Unfunded Commitments(a)	$—	$—	$(1,108,365)	$(1,108,365)

	$7,650,917,535	$201,737,220	$68,329,546	7,920,984,301

Investments valued at NAV(b)				58,857,746

				$7,979,842,047

Derivative Financial Instruments(c)
Liabilities
Foreign Currency Exchange Contracts	$—	$(2,324,058)	$—	$(2,324,058)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2023	BlackRock Infrastructure Sustainable Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Commercial Services & Supplies — 1.0%
Smart Metering Systems PLC	10,666	$86,986

Construction & Engineering — 4.2%
Ferrovial SE	10,808	373,787

Diversified Telecommunication Services — 5.0%
Cellnex Telecom SA(a)	8,143	310,888
Infrastrutture Wireless Italiane SpA(a)	10,926	135,108

		445,996

Electric Utilities — 29.0%
EDP - Energias de Portugal SA	72,234	345,461
Enel SpA	52,125	368,359
Eversource Energy	2,265	134,564
Exelon Corp.	2,338	90,036
Hydro One Ltd.(a)	6,065	168,593
Orsted AS(a)	4,584	215,850
Portland General Electric Co.	5,043	207,065
SSE PLC	16,176	374,806
Terna - Rete Elettrica Nazionale	52,557	423,458
Xcel Energy, Inc.	4,146	252,243

		2,580,435

Ground Transportation — 4.8%
Canadian Pacific Kansas City Ltd.	2,526	181,853
CSX Corp.	5,037	162,695
West Japan Railway Co.	2,200	86,949

		431,497

Health Care REITs — 2.4%
Aedifica SA	1,446	90,537
Physicians Realty Trust	10,719	125,198

		215,735

Independent Power and Renewable Electricity Producers — 7.9%
Boralex, Inc., Class A	8,343	189,554
Clearway Energy, Inc., Class C	15,963	398,596
EDP Renovaveis SA	6,231	113,804

		701,954

IT Services — 1.6%
NEXTDC Ltd.(b)	16,351	140,405

Multi-Utilities — 6.9%
National Grid PLC	40,715	528,044
REN - Redes Energeticas Nacionais SGPS SA	31,694	84,122

		612,166

Security	Shares	Value

Office REITs — 1.5%
Alexandria Real Estate Equities, Inc.	1,234	$135,000

Specialized REITs — 12.6%
American Tower Corp.	1,540	321,521
Digital Realty Trust, Inc.	648	89,929
Equinix, Inc.	272	221,683
SBA Communications Corp.	1,978	488,487

		1,121,620

Transportation Infrastructure — 12.0%
Aena SME SA(a)	525	90,288
Aeroports de Paris SA	705	86,928
Enav SpA(a)	20,993	75,026
Flughafen Zurich AG, Registered Shares	425	90,063
Fraport AG Frankfurt Airport Services Worldwide(b)	3,188	182,348
Getlink SE	15,125	276,381
Salik Co. PJSC	110,325	96,129
Transurban Group	20,632	176,280

		1,073,443

Water Utilities — 5.2%
Severn Trent PLC	6,320	207,526
United Utilities Group PLC	18,866	259,971

		467,497

Total Long-Term Investments — 94.1% (Cost: $8,628,884)		8,386,521

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(c)(d)	440,923	440,923

Total Short-Term Securities — 5.0% (Cost: $440,923)		440,923

Total Investments — 99.1% (Cost: $9,069,807)		8,827,444

Other Assets Less Liabilities — 0.9%		82,054

Net Assets — 100.0%		$8,909,498

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Infrastructure Sustainable Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$733,814	$—	$(292,891	)(a)	$—	$—	$440,923	440,923	$12,323		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(1	)(a)	1	—	—	—	12	(c)	—

					$1	$—	$440,923		$12,335		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA	(c)	08/19/26	$95,210	$3,562	(b)	$98,917	1.1%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(b)	Amount includes $(145) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)

Range:	26 basis points
Benchmarks:	Euro Short-Term Rate:
EUR 1 Day

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Electric Utilities
EDP - Energias de Portugal SA	20,683	$98,917	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$98,917

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Infrastructure Sustainable Opportunities Fund

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$3,562	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$—	$—	$3,562	$—	$—	$—	$3,562

For the period ended November 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$(16,173)	$—	$—	$—	$(16,173)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$10,325	$—	$—	$—	$10,325

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps
Average notional amount	$93,862

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Swaps — OTC(a)	$3,562	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$3,562	$—

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$3,562	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Infrastructure Sustainable Opportunities Fund

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$3,562	$—	$—	$—	$3,562

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Commercial Services & Supplies	$86,986	$—	$—	$86,986
Construction & Engineering	—	373,787	—	373,787
Diversified Telecommunication Services	—	445,996	—	445,996
Electric Utilities	852,501	1,727,934	—	2,580,435
Ground Transportation	344,548	86,949	—	431,497
Health Care REITs	125,198	90,537	—	215,735
Independent Power and Renewable Electricity Producers	588,150	113,804	—	701,954
IT Services	—	140,405	—	140,405
Multi-Utilities	—	612,166	—	612,166
Office REITs	135,000	—	—	135,000
Specialized REITs	1,121,620	—	—	1,121,620
Transportation Infrastructure	96,129	977,314	—	1,073,443
Water Utilities	207,526	259,971	—	467,497
Short-Term Securities
Money Market Funds	440,923	—	—	440,923

	$3,998,581	$4,828,863	$—	$8,827,444

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,562	$—	$3,562

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2023	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 6.4%
Axon Enterprise, Inc.(a)(b)	1,076,251	$247,397,818
HEICO Corp.(b)	1,348,302	230,600,091
TransDigm Group, Inc.	263,206	253,433,161

		731,431,070

Automobiles — 2.4%
Ferrari NV	756,113	271,414,322

Beverages — 0.9%
Davide Campari-Milano NV	9,461,757	103,344,433

Capital Markets — 11.1%
Ares Management Corp., Class A	2,727,142	306,121,689
KKR & Co., Inc., Class A	4,561,044	345,909,577
MarketAxess Holdings, Inc.	44,234	10,621,468
MSCI, Inc., Class A	662,859	345,250,110
Tradeweb Markets, Inc., Class A	2,794,116	270,749,841

		1,278,652,685

Commercial Services & Supplies — 7.3%
Cintas Corp.	162,383	89,838,395
Copart, Inc.(a)	9,016,463	452,806,772
Rollins, Inc.	4,142,297	168,757,180
Waste Connections, Inc.	945,368	128,087,910

		839,490,257

Communications Equipment — 0.3%
Motorola Solutions, Inc.	104,761	33,824,184

Construction & Engineering — 0.9%
WillScot Mobile Mini Holdings Corp.(a)	2,550,246	106,396,263

Construction Materials — 1.4%
Vulcan Materials Co.	745,868	159,287,570

Distributors — 0.1%
Pool Corp.	39,515	13,724,350

Electronic Equipment, Instruments & Components — 1.6%
Teledyne Technologies, Inc.(a)(b)	468,133	188,638,874

Entertainment — 3.7%
Liberty Media Corp. - Liberty Formula One, Class C(a)	3,224,865	205,294,906
Live Nation Entertainment, Inc.(a)(b)	2,688,199	226,400,120

		431,695,026

Ground Transportation — 3.2%
Old Dominion Freight Line, Inc.	718,484	279,533,385
Saia, Inc.(a)(b)	235,976	92,122,671

		371,656,056

Health Care Equipment & Supplies — 7.7%
Alcon, Inc.	2,662,178	201,340,522
Align Technology, Inc.(a)	691,284	147,796,519
IDEXX Laboratories, Inc.(a)	503,062	234,336,341
STERIS PLC	823,779	165,530,152
Teleflex, Inc.(b)	588,330	132,780,198

		881,783,732

Hotels, Restaurants & Leisure — 3.1%
Evolution AB(c)	14,296	1,481,066
Planet Fitness, Inc., Class A(a)(b)	3,293,988	223,793,545
Vail Resorts, Inc.	598,486	130,056,993

		355,331,604

Interactive Media & Services — 0.2%
Match Group, Inc.(a)(b)	834,672	27,026,679

Security		Shares	Value

IT Services — 5.2%
Globant SA(a)		1,043,251	$230,349,821
MongoDB, Inc., Class A(a)(b)		662,478	275,418,604
VeriSign, Inc.(a)		447,846	95,032,921

			600,801,346

Life Sciences Tools & Services — 8.5%
Agilent Technologies, Inc.		110,063	14,066,052
Bio-Techne Corp.(b)		3,717,902	233,856,036
Charles River Laboratories International, Inc.(a)(b)		920,235	181,359,914
Mettler-Toledo International, Inc.(a)		9,510	10,384,254
Repligen Corp.(a)(b)		1,390,677	218,683,958
West Pharmaceutical Services, Inc.		909,195	318,909,238

			977,259,452

Machinery — 0.8%
IDEX Corp.		433,118	87,351,238

Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.		1,589,821	289,585,895

Professional Services — 2.3%
Equifax, Inc.		1,243,672	270,759,831

Real Estate Management & Development — 2.8%
CoStar Group, Inc.(a)(b)		3,939,749	327,156,757

Semiconductors & Semiconductor Equipment — 8.3%
ASM International NV		500,064	256,839,393
Entegris, Inc.		2,721,392	284,113,325
Monolithic Power Systems, Inc.		569,156	312,307,280
ON Semiconductor Corp.(a)(b)		1,448,900	103,350,037

			956,610,035

Software — 14.5%
ANSYS, Inc.(a)		1,008,490	295,850,626
Aspen Technology, Inc.(a)(b)		985,941	185,613,253
Cadence Design Systems, Inc.(a)		1,015,041	277,380,254
Crowdstrike Holdings, Inc., Class A(a)		1,612,701	382,194,010
HubSpot, Inc.(a)		578,408	285,693,064
Roper Technologies, Inc.		397,968	214,206,276
Tyler Technologies, Inc.(a)		62,010	25,352,168

			1,666,289,651

Specialty Retail — 2.0%
Floor & Decor Holdings, Inc., Class A(a)(b)		2,451,300	224,808,723
Tractor Supply Co.		10,783	2,189,057

			226,997,780

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.(a)		247,146	110,424,833
On Holding AG, Class A(a)		2,584,276	74,969,846

			185,394,679

Trading Companies & Distributors — 1.2%
SiteOne Landscape Supply, Inc.(a)(b)		948,359	133,547,914

Total Common Stocks — 100.0%
(Cost: $8,341,523,567)			11,515,451,683

		Par (000)

Other Interests(a)(d)(e)
GCI Liberty, Inc., Class A	USD	1,529	15

Total Other Interests — 0.0% (Cost: $0)			15

Total Long-Term Investments — 100.0% (Cost: $8,341,523,567)			11,515,451,698

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(f)(g)	15,765,491	$15,765,491
SL Liquidity Series, LLC, Money Market Series, 5.56%(f)(g)(h)	400,343,774	400,503,912

Total Short-Term Securities — 3.6% (Cost: $416,029,094)		416,269,403

Total Investments — 103.6% (Cost: $8,757,552,661)		11,931,721,101

Liabilities in Excess of Other Assets — (3.6)%		(414,945,498)

Net Assets — 100.0%		$ 11,516,775,603

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$34,969,706	$—		$(19,204,215	)(a)	$—	$—	$15,765,491	15,765,491	$370,799		$—
SL Liquidity Series, LLC, Money Market Series	248,967,968	151,403,592	(a)	—		10,515	121,837	400,503,912	400,343,774	218,709	(b)	—

						$10,515	$121,837	$416,269,403		$589,508		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$731,431,070	$—	$—	$731,431,070
Automobiles	271,414,322	—	—	271,414,322
Beverages	—	103,344,433	—	103,344,433
Capital Markets	1,278,652,685	—	—	1,278,652,685
Commercial Services & Supplies	839,490,257	—	—	839,490,257
Communications Equipment	33,824,184	—	—	33,824,184
Construction & Engineering	106,396,263	—	—	106,396,263
Construction Materials	159,287,570	—	—	159,287,570
Distributors	13,724,350	—	—	13,724,350
Electronic Equipment, Instruments & Components	188,638,874	—	—	188,638,874
Entertainment	431,695,026	—	—	431,695,026
Ground Transportation	371,656,056	—	—	371,656,056
Health Care Equipment & Supplies	881,783,732	—	—	881,783,732
Hotels, Restaurants & Leisure	353,850,538	1,481,066	—	355,331,604
Interactive Media & Services	27,026,679	—	—	27,026,679
IT Services	600,801,346	—	—	600,801,346
Life Sciences Tools & Services	977,259,452	—	—	977,259,452
Machinery	87,351,238	—	—	87,351,238
Oil, Gas & Consumable Fuels	289,585,895	—	—	289,585,895
Professional Services	270,759,831	—	—	270,759,831
Real Estate Management & Development	327,156,757	—	—	327,156,757
Semiconductors & Semiconductor Equipment	699,770,642	256,839,393	—	956,610,035
Software	1,666,289,651	—	—	1,666,289,651
Specialty Retail	226,997,780	—	—	226,997,780
Textiles, Apparel & Luxury Goods	185,394,679	—	—	185,394,679
Trading Companies & Distributors	133,547,914	—	—	133,547,914
Other Interests	—	—	15	15
Short-Term Securities
Money Market Funds	15,765,491	—	—	15,765,491

	$11,169,552,282	$361,664,892	$15	11,531,217,189

Investments valued at NAV(a)				400,503,912

				$11,931,721,101

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) November 30, 2023	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.1%
Tesla, Inc.(a)	398,316	$95,627,705

Broadline Retail — 4.6%
Amazon.com, Inc.(a)	745,743	108,945,595
Coupang, Inc., Class A(a)	1,334,882	20,396,997
MercadoLibre, Inc.(a)	52,783	85,532,740

		214,875,332

Capital Markets — 0.7%
S&P Global, Inc.	79,421	33,025,634

Communications Equipment — 1.5%
Arista Networks, Inc.(a)	181,544	39,887,032
Motorola Solutions, Inc.	98,385	31,765,565

		71,652,597

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	468,893

Electrical Equipment — 0.4%
NEXTracker, Inc., Class A(a)	520,857	21,167,629

Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.(a)	1,239,000	31,532,550

Entertainment — 3.3%
Netflix, Inc.(a)	69,785	33,075,996
Nintendo Co. Ltd.	458,800	21,385,780
Spotify Technology SA(a)	212,902	39,410,289
Take-Two Interactive Software, Inc.(a)	161,570	25,560,374
Warner Music Group Corp., Class A	966,652	32,005,848

		151,438,287

Financial Services — 5.1%
Mastercard, Inc., Class A	290,735	120,314,865
Visa, Inc., Class A	402,067	103,202,557
Wise PLC, Class A(a)	1,516,708	15,003,950

		238,521,372

Ground Transportation — 1.0%
Uber Technologies, Inc.(a)	829,414	46,762,361

Household Durables — 0.6%
Sony Group Corp.	319,300	27,456,938

Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(a)	803,740	106,519,662
Meta Platforms, Inc., Class A(a)	381,990	124,968,029

		231,487,691

IT Services — 3.0%
Farmer’s Business Network, Inc.(a)(b)	194,200	844,770
Fujitsu Ltd.	127,000	18,082,989
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	5,936,654
MongoDB, Inc., Class A(a)(d)	154,828	64,368,193
Shopify, Inc., Class A(a)(d)	424,730	30,928,838
Snowflake, Inc., Class A(a)	93,578	17,562,719

		137,724,163

Professional Services — 1.6%
RELX PLC	1,068,873	41,133,256
Thomson Reuters Corp.	238,526	33,324,558

		74,457,814

Semiconductors & Semiconductor Equipment — 26.6%
Advanced Micro Devices, Inc.(a)	851,855	103,210,752
Applied Materials, Inc.	134,830	20,194,837

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
ARM Holdings PLC, ADR(a)(d)	478,242	$29,411,883
ASM International NV	89,480	45,958,095
ASML Holding NV	165,388	112,716,330
Broadcom, Inc.	134,803	124,791,181
Lam Research Corp.	105,997	75,885,372
Marvell Technology, Inc.	1,088,794	60,678,490
Micron Technology, Inc.	796,999	60,667,564
Monolithic Power Systems, Inc.	95,508	52,407,150
NVIDIA Corp.	783,066	366,239,968
QUALCOMM, Inc.	143,105	18,467,700
Renesas Electronics Corp.(a)	816,900	14,237,718
SOITEC(a)	328,849	59,659,000
STMicroelectronics NV	594,007	28,197,100
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	308,546	30,024,611
Wolfspeed, Inc.(a)	896,379	33,040,530

		1,235,788,281

Software — 30.9%
Adobe, Inc.(a)	73,565	44,948,951
Altium Ltd.	1,532,415	45,463,217
ANSYS, Inc.(a)	116,793	34,262,394
Aspen Technology, Inc.(a)(d)	112,991	21,271,686
Autodesk, Inc.(a)	114,433	24,995,600
Cadence Design Systems, Inc.(a)	614,542	167,935,892
Constellation Software, Inc.	22,107	51,926,483
Crowdstrike Holdings, Inc., Class A(a)	195,324	46,289,835
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(b)(c)	319,983	23,518,751
Fair Isaac Corp.(a)(d)	74,842	81,398,159
Intuit, Inc.	156,855	89,636,358
Microsoft Corp.	1,268,225	480,543,135
Oracle Corp.	856,532	99,537,584
Palo Alto Networks, Inc.(a)(d)	129,084	38,091,398
Salesforce, Inc.(a)	260,796	65,694,512
SAP SE	212,888	33,864,226
ServiceNow, Inc.(a)(d)	85,065	58,332,473
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	705,734
Xero Ltd.(a)	384,816	26,236,465

		1,434,652,853

Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(b)(c)	304,000	180,883

Technology Hardware, Storage & Peripherals — 10.8%
Apple Inc.	2,319,932	440,671,083
Quanta Computer, Inc.	4,215,000	27,284,347
Samsung Electronics Co. Ltd.	608,509	34,312,446

		502,267,876

Total Common Stocks — 97.9% (Cost: $2,388,994,849)		4,549,088,859

Preferred Securities

Preferred Stocks — 2.2%

Diversified Consumer Services — 0.1%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,490,608)(a)(b)(c)	125	3,586,559
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	496,093

		4,082,652

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.8%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,196,442)(a)(b)(c)	202,570	$35,717,710

Semiconductors & Semiconductor Equipment — 0.3%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(c)	581,814	13,928,627

Software — 1.0%
Databricks, Inc.
Series F, 0.00% (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	18,996,075
Series G, 0.00% (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	15,539,738
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	11,763,694
Unqork, Inc.
Series A, 0.00% (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	35,742
Series B, 0.00% (Acquired 03/05/21, cost $314,316)(a)(b)(c)	11,480	64,173
Series C, 0.00% (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,149,280
Series Seed, 0.00% (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	85,645
Series Seed A, 0.00% (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	31,482

		48,665,829

Total Preferred Securities — 2.2% (Cost: $69,762,327)		102,394,818

Warrants(a)(b)

Software — 0.0%
Constellation Software, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—

Total Warrants — 0.0% (Cost: $0)		—

Total Long-Term Investments — 100.1% (Cost: $2,458,757,176)		4,651,483,677

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.3%
SL Liquidity Series, LLC, Money Market Series, 5.56%(e)(f)(g)	58,980,638	$59,004,230

Total Short-Term Securities — 1.3% (Cost: $58,994,550)		59,004,230

Total Investments — 101.4% (Cost: $2,517,751,726)		4,710,487,907
Liabilities in Excess of Other Assets — (1.4)%		(63,893,143)

Net Assets — 100.0%		$4,646,594,764

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $133,205,733, representing 2.9% of its net assets as of period end, and an original cost of $94,838,200.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Technology Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund(a)	$37,081,328	$—	$(37,081,328	)(b)	$—	$—	$—	—	$466,562		$—
SL Liquidity Series, LLC, Money Market Series	148,567,014	—	(89,577,084	)(b)	32,367	(18,067)	59,004,230	58,980,638	51,996	(c)	—

					$32,367	$(18,067)	$59,004,230		$518,558		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$95,627,705	$—	$—	$ 95,627,705
Broadline Retail	214,875,332	—	—	214,875,332
Capital Markets	33,025,634	—	—	33,025,634
Communications Equipment	71,652,597	—	—	71,652,597
Diversified Consumer Services	—	—	468,893	468,893
Electrical Equipment	21,167,629	—	—	21,167,629
Electronic Equipment, Instruments & Components	31,532,550	—	—	31,532,550
Entertainment	130,052,507	21,385,780	—	151,438,287
Financial Services	223,517,422	15,003,950	—	238,521,372
Ground Transportation	46,762,361	—	—	46,762,361
Household Durables	—	27,456,938	—	27,456,938
Interactive Media & Services	231,487,691	—	—	231,487,691
IT Services	112,859,750	18,082,989	6,781,424	137,724,163
Professional Services	33,324,558	41,133,256	—	74,457,814
Semiconductors & Semiconductor Equipment	975,020,038	260,768,243	—	1,235,788,281
Software	1,304,864,460	105,563,908	24,224,485	1,434,652,853
Specialty Retail	—	—	180,883	180,883
Technology Hardware, Storage & Peripherals	440,671,083	61,596,793	—	502,267,876
Preferred Securities	—	—	102,394,818	102,394,818
Warrants	—	—	—	—

	$3,966,441,317	$550,991,857	$134,050,503	4,651,483,677

Investments valued at NAV(a)				59,004,230

				$ 4,710,487,907

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Technology Opportunities Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants		Total
Assets
Opening Balance, as of May 31, 2023	$27,801,094	$103,069,338		$—	$130,870,432
Transfers into Level 3	—	—		—	—
Transfers out of Level 3	—	—		—	—
Accrued discounts/premiums	—	—		—	—
Net realized gain (loss)	—	—		—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(2,565,001)	5,745,072		—(c)	3,180,071
Purchases	6,419,592	—		—	6,419,592
Sales	—	(6,419,592)		—	(6,419,592)

Closing Balance, as of November 30, 2023	$31,655,685	$102,394,818	$	—(c)	$134,050,503

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2023(b)	$(2,565,001)	$7,176,985	$	—(c)	$4,611,984

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$31,655,685	Market	Revenue Multiple	1.00x - 27.59x	11.22x
			Volatility	70%	—
			Time to Exit	3.0 years	—
Preferred Stocks	102,394,818	Market	Revenue Multiple	1.00x - 27.59x	14.48x
			Volatility	50% - 70%	53%
			Time to Exit	3.0 - 4.0 years	3.9 years
			Market Adjustment Multiple	1.20x	—

	$134,050,503

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	33

Statements of Assets and Liabilities (unaudited)

November 30, 2023

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,250,991,179	$7,608,946,427	$8,386,521
Investments, at value — affiliated(c)	1,635,299	372,003,985	440,923
Cash	3,930	—	—
Foreign currency, at value(d)	—	—	100,737
Receivables:
Investments sold	—	64,383,172	104,712
Securities lending income — affiliated	1,189	22,872	—
Capital shares sold	1,193,307	3,717,367	—
Dividends — unaffiliated	1,617,688	9,928,952	37,892
Dividends — affiliated	10,279	1,445,830	1,669
From the Manager	—	—	17,115
Unrealized appreciation on OTC swaps	—	—	3,562
Prepaid expenses	27,436	114,828	32,026

Total assets	3,255,480,307	8,060,563,433	9,125,157

LIABILITIES
Collateral on securities loaned	—	58,830,898	—
Payables:
Investments purchased	—	45,230,636	104,450
Accounting services fees	90,159	205,321	15,461
Administration fees	—	353,384	—
Capital shares redeemed	5,735,372	14,457,159	—
Investment advisory fees	1,611,886	4,306,105	—
Directors’ and Officer’s fees	8,215	21,307	2,216
Other accrued expenses	208,800	72,716	3,602
Printing fees	16,571	26,757	16,756
Professional fees	69,252	114,026	73,140
Service and distribution fees	417,408	927,907	34
Transfer agent fees	548,461	2,135,958	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	2,324,058	—
Unfunded commitments	—	1,108,365	—

Total liabilities	8,706,124	130,114,597	215,659

Commitments and contingent liabilities

NET ASSETS	$3,246,774,183	$7,930,448,836	$8,909,498

NET ASSETS CONSIST OF:
Paid-in capital	$1,484,068,122	$4,949,649,414	$10,059,838
Accumulated earnings (loss)	1,762,706,061	2,980,799,422	(1,150,340)

NET ASSETS	$3,246,774,183	$7,930,448,836	$8,909,498

(a) Investments, at cost — unaffiliated	$1,565,908,747	$4,779,979,870	$8,628,884
(b) Securities loaned, at value	$—	$58,419,090	$—
(c) Investments, at cost — affiliated	$1,635,299	$371,965,352	$440,923
(d) Foreign currency, at cost	$—	$—	$100,279

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2023

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

NET ASSET VALUE

Institutional
Net assets		$714,737,760	$4,143,312,308		$98,006

Shares outstanding		19,998,360	60,619,018		11,143

Net asset value		$35.74	$68.35		$8.80

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Service
Net assets	$	N/A	$30,893,695	$	N/A

Shares outstanding		N/A	481,504		N/A

Net asset value	$	N/A	$64.16	$	N/A

Shares authorized		N/A	Unlimited		N/A

Par value	$	N/A	$0.001	$	N/A

Investor A
Net assets		$1,879,798,458	$2,742,400,436		$184,727

Shares outstanding		60,241,666	42,957,866		21,034

Net asset value		$31.20	$63.84		$8.78

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Investor C
Net assets		$38,198,274	$333,046,809	$	N/A

Shares outstanding		2,229,791	6,348,856		N/A

Net asset value		$17.13	$52.46	$	N/A

Shares authorized		300 million	Unlimited		N/A

Par value		$0.10	$0.001	$	N/A

Class K
Net assets		$589,248,285	$447,232,206		$8,626,765

Shares outstanding		16,278,342	6,529,351		980,620

Net asset value		$36.20	$68.50		$8.80

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Class R
Net assets		$24,791,406	$233,563,382	$	N/A

Shares outstanding		1,120,821	3,784,200		N/A

Net asset value		$22.12	$61.72	$	N/A

Shares authorized		500 million	Unlimited		N/A

Par value		$0.10	$0.001	$	N/A

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2023

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,515,451,698	$4,651,483,677
Investments, at value — affiliated(c)	416,269,403	59,004,230
Foreign currency, at value(d)	—	4,625
Receivables:
Investments sold	24,524,490	2,042,778
Securities lending income — affiliated	61,556	8,019
Capital shares sold	16,184,368	5,759,829
Dividends — unaffiliated	3,920,278	1,926,674
Dividends — affiliated	35,536	17,075
From the Manager	183,702	70,313
Prepaid expenses	136,514	96,561

Total assets	11,976,767,545	4,720,413,781

LIABILITIES
Collateral on securities loaned	400,513,804	59,165,797
Payables:
Investments purchased	22,318,377	—
Accounting services fees	283,932	120,273
Administration fees	378,234	138,441
Capital shares redeemed	27,526,093	9,176,627
Investment advisory fees	5,703,589	2,848,457
Directors’ and Officer’s fees	23,202	9,249
Other accrued expenses	49,084	244,677
Printing fees	29,115	24,586
Professional fees	107,938	148,510
Service and distribution fees	515,496	572,177
Transfer agent fees	2,543,078	1,370,223

Total liabilities	459,991,942	73,819,017

Commitments and contingent liabilities

NET ASSETS	$11,516,775,603	$4,646,594,764

NET ASSETS CONSIST OF:
Paid-in capital	$10,692,192,342	$3,137,863,609
Accumulated earnings	824,583,261	1,508,731,155

NET ASSETS	$11,516,775,603	$4,646,594,764

(a) Investments, at cost — unaffiliated	$8,341,523,567	$2,458,757,176
(b) Securities loaned, at value	$391,835,218	$57,642,998
(c) Investments, at cost — affiliated	$416,029,094	$58,994,550
(d) Foreign currency, at cost	$—	$5,274

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2023

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

NET ASSET VALUE
Institutional
Net assets	$5,199,993,412	$2,405,811,934

Shares outstanding	145,691,062	44,919,821

Net asset value	$35.69	$53.56

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Service
Net assets	$61,884,658	$47,996,080

Shares outstanding	1,947,267	963,538

Net asset value	$31.78	$49.81

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$1,609,750,528	$1,702,256,246

Shares outstanding	53,161,281	35,030,130

Net asset value	$30.28	$48.59

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$190,583,357	$262,850,503

Shares outstanding	8,502,904	6,808,425

Net asset value	$22.41	$38.61

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	$4,362,853,957	$190,425,622

Shares outstanding	121,579,772	3,547,308

Net asset value	$35.88	$53.68

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class R
Net assets	$91,709,691	$37,254,379

Shares outstanding	3,115,951	766,278

Net asset value	$29.43	$48.62

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations (unaudited)

Six Months Ended November 30, 2023

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$11,066,291	$47,928,216	$155,227
Dividends — affiliated	80,090	4,641,903	12,323
Securities lending income — affiliated — net	5,978	425,410	12
Foreign taxes withheld	(80,128)	(408,300)	(8,028)

Total investment income	11,072,231	52,587,229	159,534

EXPENSES
Investment advisory	9,940,456	27,896,402	34,809
Service and distribution — class specific	2,511,699	6,061,794	200
Transfer agent — class specific	1,381,292	4,046,886	657
Registration	120,873	98,332	31,306
Accounting services	106,196	245,993	18,538
Custodian	51,083	83,737	4,665
Professional	20,631	61,975	75,331
Printing and postage	16,635	26,926	20,448
Directors and Officer	15,578	34,928	3,385
Administration	—	1,444,820	1,849
Administration — class specific	—	831,918	870
Miscellaneous	233,417	88,641	4,225

Total expenses excluding interest expense	14,397,860	40,922,352	196,283
Interest expense	—	729	4

Total expenses	14,397,860	40,923,081	196,287
Less:
Administration fees waived	—	—	(1,849)
Administration fees waived by the Manager — class specific	—	—	(870)
Fees waived and/or reimbursed by the Manager	(1,160)	(66,885)	(151,312)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	—	(593)

Total expenses after fees waived and/or reimbursed	14,396,700	40,856,196	41,663

Net investment income (loss)	(3,324,469)	11,731,033	117,871

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	92,463,864	165,848,940	(250,986)
Investments — affiliated	3,536	20,603	1
Forward foreign currency exchange contracts	—	(2,386,899)	—
Foreign currency transactions	(2,161)	(115,292)	329
Swaps	—	—	(16,173)

	92,465,239	163,367,352	(266,829)

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2023

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$336,741,646	$(33,112,048)	$(11,230)
Investments — affiliated	—	5,368	—
Forward foreign currency exchange contracts	—	94,083	—
Foreign currency translations	2,531	132,252	1,274
Swaps	—	—	10,325
Unfunded commitments	—	(1,108,365)	—

	336,744,177	(33,988,710)	369

Net realized and unrealized gain (loss)	429,209,416	129,378,642	(266,460)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$425,884,947	$141,109,675	$(148,589)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2023

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$32,677,573	$10,158,144
Dividends — affiliated	370,799	466,562
Securities lending income — affiliated — net	218,709	51,996
Foreign taxes withheld	(68,843)	(320,525)

Total investment income	33,198,238	10,356,177

EXPENSES
Investment advisory	36,484,514	17,307,624
Transfer agent — class specific	6,131,582	2,607,174
Service and distribution — class specific	3,325,313	3,497,380
Administration	1,980,619	823,139
Administration — class specific	1,161,812	449,113
Accounting services	336,261	141,225
Custodian	277,885	54,641
Registration	195,304	138,028
Professional	48,119	60,475
Directors and Officer	44,879	19,088
Printing and postage	41,743	28,473
Miscellaneous	42,806	36,623

Total expenses excluding interest expense	50,070,837	25,162,983
Interest expense	—	132

Total expenses	50,070,837	25,163,115
Less:
Administration fees waived by the Manager — class specific	(729,141)	(431,037)
Fees waived and/or reimbursed by the Manager	(5,423)	(6,911)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,460,372)	(642,160)

Total expenses after fees waived and/or reimbursed	47,875,901	24,083,007

Net investment loss	(14,677,663)	(13,726,830)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,249,908)	59,216,593
Investments — affiliated	10,515	32,367
Foreign currency transactions	(147,559)	139,166

	(14,386,952)	59,388,126

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,000,822,858	467,361,305
Investments — affiliated	121,837	(18,067)
Foreign currency translations	46,539	9,922

	1,000,991,234	467,353,160

Net realized and unrealized gain	986,604,282	526,741,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$971,926,619	$513,014,456

See notes to financial statements.

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio
	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(3,324,469)	$(4,530,704)	$11,731,033	$30,828,045
Net realized gain	92,465,239	110,626,983	163,367,352	353,953,705
Net change in unrealized appreciation (depreciation)	336,744,177	44,745,953	(33,988,710)	(204,225,469)

Net increase in net assets resulting from operations	425,884,947	150,842,232	141,109,675	180,556,281

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,825,340)	(60,013,923)	(85,481,994)	(349,006,342)
Service	—	—	(677,165)	(2,578,561)
Investor A	(32,101,332)	(137,177,573)	(58,863,655)	(224,765,771)
Investor C	(1,309,811)	(5,779,913)	(9,720,375)	(43,035,902)
Class K	(10,479,396)	(42,620,608)	(8,871,925)	(31,126,901)
Class R	(624,211)	(2,479,998)	(5,111,805)	(18,314,016)

Decrease in net assets resulting from distributions to shareholders	(55,340,090)	(248,072,015)	(168,726,919)	(668,827,493)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(235,879,616)	(324,095,316)	(511,184,926)	(536,587,817)

NET ASSETS
Total increase (decrease) in net assets	134,665,241	(421,325,099)	(538,802,170)	(1,024,859,029)
Beginning of period	3,112,108,942	3,533,434,041	8,469,251,006	9,494,110,035

End of period	$3,246,774,183	$3,112,108,942	$7,930,448,836	$8,469,251,006

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets  (continued)

	BlackRock Infrastructure Sustainable Opportunities Fund			BlackRock Mid-Cap Growth Equity Portfolio
	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$117,871	$146,746	$(14,677,663)	$(34,115,341)
Net realized loss	(266,829)	(697,724)	(14,386,952)	(1,145,834,520)
Net change in unrealized appreciation (depreciation)	369	5,508	1,000,991,234	1,071,226,878

Net increase (decrease) in net assets resulting from operations	(148,589)	(545,470)	971,926,619	(108,722,983)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,083)	(4,103)	—	—
Investor A	(1,539)	(3,968)	—	—
Class K	(95,768)	(378,721)	—	—

Decrease in net assets resulting from distributions to shareholders	(98,390)	(386,792)	—	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	32,095	64,099	(943,729,601)	(2,206,262,520)

NET ASSETS
Total increase (decrease) in net assets	(214,884)	(868,163)	28,197,018	(2,314,985,503)
Beginning of period	9,124,382	9,992,545	11,488,578,585	13,803,564,088

End of period	$8,909,498	$9,124,382	$11,516,775,603	$11,488,578,585

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock Technology Opportunities Fund
	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(13,726,830)	$(19,097,180)
Net realized gain (loss)	59,388,126	(264,055,854)
Net change in unrealized appreciation (depreciation)	467,353,160	408,231,300

Net increase in net assets resulting from operations	513,014,456	125,078,266

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(255,480,167)	(893,403,112)

NET ASSETS
Total increase (decrease) in net assets	257,534,289	(768,324,846)
Beginning of period	4,389,060,475	5,157,385,321

End of period	$4,646,594,764	$4,389,060,475

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$31.69		$31.98	$43.32	$38.32		$30.52	$33.72	$29.08

Net investment income (loss)(a)	(0.01)		0.00 (b)	(0.09)	(0.06)		(0.07)	(0.05)	0.00	(b)(c)
Net realized and unrealized gain (loss)	4.58		1.82	(6.14)	7.06		10.81	0.23	7.97

Net increase (decrease) from investment operations	4.57		1.82	(6.23)	7.00		10.74	0.18	7.97

Distributions from net realized gain(d)	(0.52)		(2.11)	(5.11)	(2.00)		(2.94)	(3.38)	(3.33)

Net asset value, end of period	$35.74		$31.69	$31.98	$43.32		$38.32	$30.52	$33.72

Total Return(e)
Based on net asset value	14.53	%(f)	6.81%	(17.30)%	18.72	%(f)	38.17%	1.77%	30.19%

Ratios to Average Net Assets(g)
Total expenses	0.76	%(h)	0.73%	0.70%	0.72	%(h)	0.75%	0.75%	0.76%

Total expenses after fees waived and/or reimbursed	0.76	%(h)	0.73%	0.70%	0.72	%(h)	0.75%	0.75%	0.76%

Net investment income (loss)	(0.07	)%(h)	0.01%	(0.21)%	(0.21	)%(h)	(0.22)%	(0.17)%	0.01	%(c)

Supplemental Data
Net assets, end of period (000)	$714,738		$678,965	$943,275	$1,072,833		$911,484	$644,983	$600,032

Portfolio turnover rate	9%		43%	55%	25%		42%	48%	42%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.21%, respectively, resulting from a special dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$27.77		$28.38	$39.00	$34.74		$27.99	$31.25	$27.16

Net investment loss(a)	(0.05)		(0.07)	(0.18)	(0.11)		(0.14)	(0.12)	(0.08	)(b)
Net realized and unrealized gain (loss)	4.00		1.57	(5.39)	6.37		9.83	0.18	7.41

Net increase (decrease) from investment operations	3.95		1.50	(5.57)	6.26		9.69	0.06	7.33

Distributions from net realized gain(c)	(0.52)		(2.11)	(5.05)	(2.00)		(2.94)	(3.32)	(3.24)

Net asset value, end of period	$31.20		$27.77	$28.38	$39.00		$34.74	$27.99	$31.25

Total Return(d)
Based on net asset value	14.34	%(e)	6.53%	(17.51)%	18.51	%(e)	37.84%	1.48%	29.85%

Ratios to Average Net Assets(f)
Total expenses	1.01	%(g)	1.00%	0.97%	0.97	%(g)	1.01%	1.01%	1.04%

Total expenses after fees waived and/or reimbursed	1.01	%(g)	1.00%	0.97%	0.97	%(g)	1.01%	1.01%	1.04%

Net investment loss	(0.31	)%(g)	(0.27)%	(0.48)%	(0.46	)%(g)	(0.48)%	(0.43)%	(0.28	)%(b)

Supplemental Data
Net assets, end of period (000)	$1,879,798		$1,723,973	$1,871,340	$2,551,211		$2,195,906	$1,692,630	$1,751,581

Portfolio turnover rate	9%		43%	55%	25%		42%	48%	42%

(a)	Based on average shares outstanding.
(b)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.06 per share and 0.21%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor C
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$15.52		$17.01	$25.27	$23.27		$19.81	$23.29	$20.88

Net investment loss(a)	(0.09)		(0.16)	(0.29)	(0.20)		(0.25)	(0.24)	(0.23	)(b)
Net realized and unrealized gain (loss)	2.22		0.78	(3.05)	4.20		6.65	0.04	5.56

Net increase (decrease) from investment operations	2.13		0.62	(3.34)	4.00		6.40	(0.20)	5.33

Distributions from net realized gain(c)	(0.52)		(2.11)	(4.92)	(2.00)		(2.94)	(3.28)	(2.92)

Net asset value, end of period	$17.13		$15.52	$17.01	$25.27		$23.27	$19.81	$23.29

Total Return(d)
Based on net asset value	13.92	%(e)	5.62%	(18.18)%	17.89	%(e)	36.73%	0.72%	28.77%

Ratios to Average Net Assets(f)
Total expenses	1.85	%(g)	1.84%	1.76%	1.77	%(g)	1.79%	1.81%	1.84%

Total expenses after fees waived and/or reimbursed	1.85	%(g)	1.84%	1.76%	1.77	%(g)	1.79%	1.81%	1.84%

Net investment loss	(1.17	)%(g)	(1.11)%	(1.28)%	(1.27	)%(g)	(1.26)%	(1.23)%	(1.09	)%(b)

Supplemental Data
Net assets, end of period (000)	$38,198		$39,581	$48,332	$72,075		$89,336	$195,908	$276,097

Portfolio turnover rate	9%		43%	55%	25%		42%	48%	42%

(a)	Based on average shares outstanding.
(b)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.06 per share and 0.21%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$32.08		$32.32	$43.71	$38.63		$30.71	$33.91	$29.24

Net investment income (loss)(a)	0.00	(b)	0.02	(0.06)	(0.03)		(0.04)	(0.02)	0.04	(c)
Net realized and unrealized gain (loss)	4.64		1.85	(6.20)	7.11		10.90	0.23	8.01

Net increase (decrease) from investment operations	4.64		1.87	(6.26)	7.08		10.86	0.21	8.05

Distributions from net realized gain(d)	(0.52)		(2.11)	(5.13)	(2.00)		(2.94)	(3.41)	(3.38)

Net asset value, end of period	$36.20		$32.08	$32.32	$43.71		$38.63	$30.71	$33.91

Total Return(e)
Based on net asset value	14.57	%(f)	6.90%	(17.22)%	18.78	%(f)	38.33%	1.86%	30.36%

Ratios to Average Net Assets(g)
Total expenses	0.66	%(h)	0.65%	0.64%	0.63	%(h)	0.64%	0.65%	0.65%

Total expenses after fees waived and/or reimbursed	0.66	%(h)	0.65%	0.63%	0.63	%(h)	0.64%	0.64%	0.65%

Net investment income (loss)	0.01	%(h)	0.08%	(0.15)%	(0.13	)%(h)	(0.11)%	(0.06)%	0.14	%(c)

Supplemental Data
Net assets, end of period (000)	$589,248		$645,860	$646,115	$845,106		$682,107	$552,523	$568,169

Portfolio turnover rate	9%		43%	55%	25%		42%	48%	42%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.21%, respectively, resulting from a special dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$19.86		$21.02	$30.12	$27.30		$22.65	$26.00	$23.12

Net investment loss(a)	(0.07)		(0.11)	(0.23)	(0.15)		(0.17)	(0.16)	(0.13	)(b)
Net realized and unrealized gain (loss)	2.85		1.06	(3.88)	4.97		7.76	0.09	6.19

Net increase (decrease) from investment operations	2.78		0.95	(4.11)	4.82		7.59	(0.07)	6.06

Distributions from net realized gain(c)	(0.52)		(2.11)	(4.99)	(2.00)		(2.94)	(3.28)	(3.18)

Net asset value, end of period	$22.12		$19.86	$21.02	$30.12		$27.30	$22.65	$26.00

Total Return(d)
Based on net asset value	14.16	%(e)	6.17%	(17.82)%	18.26	%(e)	37.45%	1.19%	29.49%

Ratios to Average Net Assets(f)
Total expenses	1.36	%(g)	1.37%	1.33%	1.30	%(g)	1.28%	1.29%	1.30%

Total expenses after fees waived and/or reimbursed	1.36	%(g)	1.36%	1.33%	1.30	%(g)	1.28%	1.29%	1.30%

Net investment loss	(0.66	)%(g)	(0.63)%	(0.85)%	(0.80	)%(g)	(0.75)%	(0.71)%	(0.54	)%(b)

Supplemental Data
Net assets, end of period (000)	$24,791		$23,731	$24,371	$36,933		$37,741	$54,828	$84,484

Portfolio turnover rate	9%		43%	55%	25%		42%	48%	42%

(a)	Based on average shares outstanding.
(b)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.06 per share and 0.21%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$68.47		$72.10	$81.77		$75.37		$61.55		$67.67	$57.28

Net investment income(a)	0.15		0.34	0.24		0.13		0.19		0.28	0.24
Net realized and unrealized gain (loss)	1.07		1.07	(2.75)		9.66		16.26		(1.64)	12.18

Net increase (decrease) from investment operations	1.22		1.41	(2.51)		9.79		16.45		(1.36)	12.42

Distributions(b)
From net investment income	—		(0.38)	(0.16)		(0.13)		(0.32)		(0.23)	(0.02)
From net realized gain	(1.34)		(4.66)	(7.00)		(3.26)		(2.31)		(4.53)	(2.01)

Total distributions	(1.34)		(5.04)	(7.16)		(3.39)		(2.63)		(4.76)	(2.03)

Net asset value, end of period	$68.35		$68.47	$72.10		$81.77		$75.37		$61.55	$67.67

Total Return(c)
Based on net asset value	1.73	%(d)	2.25%	(3.55	)%(e)	13.37	%(d)	27.34	%(f)	(1.84)%	22.47%

Ratios to Average Net Assets(g)
Total expenses	0.84	%(h)	0.84%	0.85%		0.84	%(h)	0.85%		0.85%	0.87%

Total expenses after fees waived and/or reimbursed	0.84	%(h)	0.84%	0.85%		0.84	%(h)	0.85%		0.84%	0.86%

Net investment income	0.43	%(h)	0.49%	0.31%		0.24	%(h)	0.28%		0.45%	0.40%

Supplemental Data
Net assets, end of period (000)	$4,143,312		$4,436,816	$5,062,514		$5,990,131		$5,133,191		$3,095,352	$2,944,146

Portfolio turnover rate	17%		29%	51%		19%		28%		41%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$64.44		$68.16	$77.63		$71.63		$58.66		$64.73	$54.90

Net investment income (loss)(a)	0.04		0.13	0.01		(0.03)		(0.01)		0.08	0.05
Net realized and unrealized gain (loss)	1.02		1.00	(2.61)		9.18		15.48		(1.57)	11.67

Net increase (decrease) from investment operations	1.06		1.13	(2.60)		9.15		15.47		(1.49)	11.72

Distributions(b)
From net investment income	—		(0.19)	—		—		(0.19)		(0.05)	—
From net realized gain	(1.34)		(4.66)	(6.87)		(3.15)		(2.31)		(4.53)	(1.89)

Total distributions	(1.34)		(4.85)	(6.87)		(3.15)		(2.50)		(4.58)	(1.89)

Net asset value, end of period	$64.16		$64.44	$68.16		$77.63		$71.63		$58.66	$64.73

Total Return(c)
Based on net asset value	1.58	%(d)	1.94%	(3.83	)%(e)	13.15	%(d)	26.96	%(f)	(2.16)%	22.10%

Ratios to Average Net Assets(g)
Total expenses	1.14	%(h)	1.14%	1.14%		1.14	%(h)	1.15%		1.15%	1.17%

Total expenses after fees waived and/or reimbursed	1.13	%(h)	1.14%	1.14%		1.14	%(h)	1.15%		1.15%	1.16%

Net investment income (loss)	0.13	%(h)	0.19%	0.02%		(0.07	)%(h)	(0.02)%		0.14%	0.10%

Supplemental Data
Net assets, end of period (000)	$30,894		$33,055	$36,625		$43,825		$40,252		$34,708	$39,325

Portfolio turnover rate	17%		29%	51%		19%		28%		41%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$64.11		$67.84	$77.31		$71.37		$58.45		$64.50	$54.70

Net investment income (loss)(a)	0.06		0.16	0.05		(0.01)		0.01		0.10	0.06
Net realized and unrealized gain (loss)	1.01		0.99	(2.59)		9.15		15.42		(1.56)	11.63

Net increase (decrease) from investment operations	1.07		1.15	(2.54)		9.14		15.43		(1.46)	11.69

Distributions(b)
From net investment income	—		(0.22)	—		—		(0.20)		(0.06)	—
From net realized gain	(1.34)		(4.66)	(6.93)		(3.20)		(2.31)		(4.53)	(1.89)

Total distributions	(1.34)		(4.88)	(6.93)		(3.20)		(2.51)		(4.59)	(1.89)

Net asset value, end of period	$63.84		$64.11	$67.84		$77.31		$71.37		$58.45	$64.50

Total Return(c)
Based on net asset value	1.60	%(d)	1.99%	(3.78	)%(e)	13.18	%(d)	26.99	%(f)	(2.11)%	22.13%

Ratios to Average Net Assets(g)
Total expenses	1.09	%(h)	1.09%	1.09%		1.10	%(h)	1.11%		1.12%	1.15%

Total expenses after fees waived and/or reimbursed	1.09	%(h)	1.09%	1.09%		1.10	%(h)	1.11%		1.12%	1.14%

Net investment income (loss)	0.18	%(h)	0.24%	0.07%		(0.02	)%(h)	0.01%		0.17%	0.11%

Supplemental Data
Net assets, end of period (000)	$2,742,400		$2,865,706	$3,151,912		$3,496,818		$3,135,882		$2,598,888	$2,767,303

Portfolio turnover rate	17%		29%	51%		19%		28%		41%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$53.11		$57.24	$66.15		$61.38		$50.74		$56.55	$48.54

Net investment loss(a)	(0.16)		(0.27)	(0.43)		(0.33)		(0.40)		(0.28)	(0.30)
Net realized and unrealized gain (loss)	0.85		0.80	(2.17)		7.85		13.34		(1.38)	10.20

Net increase (decrease) from investment operations	0.69		0.53	(2.60)		7.52		12.94		(1.66)	9.90

Distributions from net realized gain	(1.34)		(4.66)	(6.31)		(2.75)		(2.30)		(4.15)	(1.89)

Net asset value, end of period	$52.46		$53.11	$57.24		$66.15		$61.38		$50.74	$56.55

Total Return(c)
Based on net asset value	1.22	%(d)	1.22%	(4.50	)%(e)	12.61	%(d)	26.09	%(f)	(2.82)%	21.22%

Ratios to Average Net Assets(g)
Total expenses	1.86	%(h)	1.85%	1.84%		1.84	%(h)	1.85%		1.85%	1.87%

Total expenses after fees waived and/or reimbursed	1.86	%(h)	1.85%	1.84%		1.84	%(h)	1.85%		1.85%	1.87%

Net investment loss	(0.59	)%(h)	(0.51)%	(0.68)%		(0.77	)%(h)	(0.72)%		(0.56)%	(0.61)%

Supplemental Data
Net assets, end of period (000)	$333,047		$404,306	$542,880		$719,525		$773,522		$745,636	$1,017,205

Portfolio turnover rate	17%		29%	51%		19%		28%		41%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$68.58		$72.21	$81.91		$75.50		$61.63		$67.75	$57.37

Net investment income(a)	0.18		0.40	0.33		0.18		0.27		0.34	0.32
Net realized and unrealized gain (loss)	1.08		1.08	(2.77)		9.68		16.28		(1.65)	12.17

Net increase (decrease) from investment operations	1.26		1.48	(2.44)		9.86		16.55		(1.31)	12.49

Distributions(b)
From net investment income	—		(0.45)	(0.26)		(0.19)		(0.37)		(0.28)	(0.10)
From net realized gain	(1.34)		(4.66)	(7.00)		(3.26)		(2.31)		(4.53)	(2.01)

Total distributions	(1.34)		(5.11)	(7.26)		(3.45)		(2.68)		(4.81)	(2.11)

Net asset value, end of period	$68.50		$68.58	$72.21		$81.91		$75.50		$61.63	$67.75

Total Return(c)
Based on net asset value	1.78	%(d)	2.34%	(3.44	)%(e)	13.45	%(d)	27.47	%(f)	(1.75)%	22.58%

Ratios to Average Net Assets(g)
Total expenses	0.75	%(h)	0.75%	0.74%		0.74	%(h)	0.75%		0.75%	0.77%

Total expenses after fees waived and/or reimbursed	0.75	%(h)	0.75%	0.74%		0.74	%(h)	0.75%		0.75%	0.76%

Net investment income	0.53	%(h)	0.59%	0.42%		0.34	%(h)	0.39%		0.55%	0.53%

Supplemental Data
Net assets, end of period (000)	$447,232		$487,287	$436,984		$464,179		$344,822		$171,517	$130,129

Portfolio turnover rate	17%		29%	51%		19%		28%		41%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$62.14		$65.94	$75.28		$69.54		$57.05		$63.09	$53.71

Net investment loss(a)	(0.06)		(0.08)	(0.21)		(0.18)		(0.20)		(0.09)	(0.11)
Net realized and unrealized gain (loss)	0.98		0.96	(2.52)		8.91		15.05		(1.53)	11.38

Net increase (decrease) from investment operations	0.92		0.88	(2.73)		8.73		14.85		(1.62)	11.27

Distributions(b)
From net investment income	—		(0.02)	—		—		(0.05)		—	—
From net realized gain	(1.34)		(4.66)	(6.61)		(2.99)		(2.31)		(4.42)	(1.89)

Total distributions	(1.34)		(4.68)	(6.61)		(2.99)		(2.36)		(4.42)	(1.89)

Net asset value, end of period	$61.72		$62.14	$65.94		$75.28		$69.54		$57.05	$63.09

Total Return(c)
Based on net asset value	1.41	%(d)	1.62%	(4.12	)%(e)	12.91	%(d)	26.60	%(f)	(2.44)%	21.75%

Ratios to Average Net Assets(g)
Total expenses	1.46	%(h)	1.46%	1.45%		1.44	%(h)	1.45%		1.45%	1.46%

Total expenses after fees waived and/or reimbursed	1.46	%(h)	1.46%	1.45%		1.44	%(h)	1.45%		1.45%	1.46%

Net investment loss	(0.19	)%(h)	(0.13)%	(0.29)%		(0.37	)%(h)	(0.32)%		(0.15)%	(0.20)%

Supplemental Data
Net assets, end of period (000)	$233,563		$242,080	$263,195		$289,676		$260,488		$224,862	$241,495

Portfolio turnover rate	17%		29%	51%		19%		28%		41%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund

	Institutional
	Six Months Ended 11/30/23 (unaudited	)	Year Ended 05/31/23	Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$9.04		$9.97	$10.00

Net investment income(b)	0.11		0.14	0.07
Net realized and unrealized loss	(0.25)		(0.68)	(0.02)

Net increase (decrease) from investment operations	(0.14)		(0.54)	0.05

Distributions(c)
From net investment income	(0.10)		(0.13)	(0.04)
From net realized gain	—		(0.26)	(0.04)

Total distributions	(0.10)		(0.39)	(0.08)

Net asset value, end of period	$8.80		$9.04	$9.97

Total Return(d)
Based on net asset value	(1.64	)%(e)	(5.32)%	0.45	%(e)

Ratios to Average Net Assets(f)
Total expenses	4.90	%(g)	4.54%	3.62	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.00	%(g)	1.00%	1.00	%(g)

Net investment income	2.66	%(g)	1.60%	1.09	%(g)

Supplemental Data
Net assets, end of period (000)	$98		$102	$107

Portfolio turnover rate(i)	26%		104%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.45%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/23 (unaudited	)	Year Ended 05/31/23	Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$9.03		$9.96	$10.00

Net investment income(b)	0.10		0.13	0.06
Net realized and unrealized loss	(0.26)		(0.69)	(0.03)

Net increase (decrease) from investment operations	(0.16)		(0.56)	0.03

Distributions(c)
From net investment income	(0.09)		(0.11)	(0.03)
From net realized gain	—		(0.26)	(0.04)

Total distributions	(0.09)		(0.37)	(0.07)

Net asset value, end of period	$8.78		$9.03	$9.96

Total Return(d)
Based on net asset value	(1.84	)%(e)	(5.55)%	0.29	%(e)

Ratios to Average Net Assets(f)
Total expenses	5.06	%(g)	4.75%	3.88	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.25	%(g)	1.25%	1.25	%(g)

Net investment income	2.40	%(g)	1.41%	0.84	%(g)

Supplemental Data
Net assets, end of period (000)	$185		$156	$109

Portfolio turnover rate(i)	26%		104%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.71%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Class K
	Six Months Ended 11/30/23 (unaudited	)	Year Ended 05/31/23	Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$9.04		$9.97	$10.00

Net investment income(b)	0.12		0.15	0.08
Net realized and unrealized loss	(0.26)		(0.69)	(0.03)

Net increase (decrease) from investment operations	(0.14)		(0.54)	0.05

Distributions(c)
From net investment income	(0.10)		(0.13)	(0.04)
From net realized gain	—		(0.26)	(0.04)

Total distributions	(0.10)		(0.39)	(0.08)

Net asset value, end of period	$8.80		$9.04	$9.97

Total Return(d)
Based on net asset value	(1.62	)%(e)	(5.27)%	0.46	%(e)

Ratios to Average Net Assets(f)
Total expenses	4.50	%(g)	4.33%	3.36	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.95	%(g)	0.95%	0.95	%(g)

Net investment income	2.72	%(g)	1.65%	1.13	%(g)

Supplemental Data
Net assets, end of period (000)	$8,627		$8,866	$9,777

Portfolio turnover rate(i)	26%		104%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.21%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$32.79		$32.83	$45.95	$36.56		$28.68	$27.87	$22.10

Net investment loss(a)	(0.04)		(0.08)	(0.23)	(0.15)		(0.14)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	2.94		0.04	(10.52)	9.54		8.14	1.95	6.63

Net increase (decrease) from investment operations	2.90		(0.04)	(10.75)	9.39		8.00	1.86	6.52

Distributions from net realized gain(b)	—		—	(2.37)	—		(0.12)	(1.05)	(0.75)

Net asset value, end of period	$35.69		$32.79	$32.83	$45.95		$36.56	$28.68	$27.87

Total Return(c)
Based on net asset value	8.84	%(d)	(0.12)%	(24.87)%	25.68	%(d)	27.98%	7.43%	30.34%

Ratios to Average Net Assets(e)
Total expenses	0.85	%(f)	0.84%	0.81%	0.80	%(f)	0.85%	0.87%	0.93	%(g)

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.80%	0.80%	0.80	%(f)	0.80%	0.80%	0.86%

Net investment loss	(0.23	)%(f)	(0.25)%	(0.52)%	(0.52	)%(f)	(0.43)%	(0.34)%	(0.45)%

Supplemental Data
Net assets, end of period (000)	$5,199,993		$5,266,832	$7,095,644	$9,260,191		$6,003,280	$2,700,531	$1,063,328

Portfolio turnover rate	21%		46%	28%	22%		35%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 0.93%.

See notes to financial statements.

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Service
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$29.23		$29.34	$41.34	$32.95		$25.92	$25.30	$20.18

Net investment loss(a)	(0.07)		(0.14)	(0.31)	(0.20)		(0.19)	(0.15)	(0.17)
Net realized and unrealized gain (loss)	2.62		0.03	(9.39)	8.59		7.34	1.76	6.04

Net increase (decrease) from investment operations	2.55		(0.11)	(9.70)	8.39		7.15	1.61	5.87

Distributions from net realized gain(b)	—		—	(2.30)	—		(0.12)	(0.99)	(0.75)

Net asset value, end of period	$31.78		$29.23	$29.34	$41.34		$32.95	$25.92	$25.30

Total Return(c)
Based on net asset value	8.72	%(d)	(0.38)%	(25.06)%	25.46	%(d)	27.68%	7.15%	30.03%

Ratios to Average Net Assets(e)
Total expenses	1.10	%(f)	1.10%	1.09%	1.10	%(f)	1.11%	1.16%	1.25	%(g)

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05%	1.05%	1.05	%(f)	1.05%	1.05%	1.12%

Net investment loss	(0.48	)%(f)	(0.50)%	(0.77)%	(0.78	)%(f)	(0.67)%	(0.59)%	(0.73)%

Supplemental Data
Net assets, end of period (000)	$61,885		$62,693	$81,276	$104,997		$83,680	$61,293	$33,768

Portfolio turnover rate	21%		46%	28%	22%		35%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.25%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor A
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$27.85		$27.96	$39.50	$31.48		$24.78	$24.22	$19.30

Net investment loss(a)	(0.07)		(0.14)	(0.29)	(0.19)		(0.18)	(0.14)	(0.18)
Net realized and unrealized gain (loss)	2.50		0.03	(8.94)	8.21		7.00	1.68	5.79

Net increase (decrease) from investment operations	2.43		(0.11)	(9.23)	8.02		6.82	1.54	5.61

Distributions from net realized gain(b)	—		—	(2.31)	—		(0.12)	(0.98)	(0.69)

Net asset value, end of period	$30.28		$27.85	$27.96	$39.50		$31.48	$24.78	$24.22

Total Return(c)
Based on net asset value	8.73	%(d)	(0.39)%	(25.05)%	25.48	%(d)	27.61%	7.17%	29.98%

Ratios to Average Net Assets(e)
Total expenses	1.13	%(f)	1.13%	1.09%	1.09	%(f)	1.14%	1.16%	1.29	%(g)

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05%	1.05%	1.05	%(f)	1.05%	1.05%	1.19%

Net investment loss	(0.48	)%(f)	(0.50)%	(0.78)%	(0.78	)%(f)	(0.67)%	(0.58)%	(0.82)%

Supplemental Data
Net assets, end of period (000)	$1,609,751		$1,637,289	$1,913,190	$2,577,151		$1,917,773	$1,335,467	$801,263

Portfolio turnover rate	21%		46%	28%	22%		35%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.26%

See notes to financial statements.

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor C
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$20.69		$20.93	$30.22	$24.20		$19.21	$19.04	$15.36

Net investment loss(a)	(0.13)		(0.25)	(0.43)	(0.29)		(0.30)	(0.24)	(0.26)
Net realized and unrealized gain (loss)	1.85		0.01	(6.67)	6.31		5.41	1.28	4.57

Net increase (decrease) from investment operations	1.72		(0.24)	(7.10)	6.02		5.11	1.04	4.31

Distributions from net realized gain(b)	—		—	(2.19)	—		(0.12)	(0.87)	(0.63)

Net asset value, end of period	$22.41		$20.69	$20.93	$30.22		$24.20	$19.21	$19.04

Total Return(c)
Based on net asset value	8.31	%(d)	(1.15)%	(25.61)%	24.88	%(d)	26.72%	6.33%	29.05%

Ratios to Average Net Assets(e)
Total expenses	1.84	%(f)	1.83%	1.78%	1.80	%(f)	1.84%	1.86%	1.94	%(g)

Total expenses after fees waived and/or reimbursed	1.80	%(f)	1.80%	1.78%	1.79	%(f)	1.80%	1.80%	1.88%

Net investment loss	(1.23	)%(f)	(1.25)%	(1.51)%	(1.52	)%(f)	(1.42)%	(1.33)%	(1.49)%

Supplemental Data
Net assets, end of period (000)	$190,583		$194,849	$243,284	$357,360		$280,143	$209,923	$164,083

Portfolio turnover rate	21%		46%	28%	22%		35%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.94%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class K
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$32.95		$32.96	$46.10	$36.66		$28.74		$27.93		$22.14

Net investment loss(a)	(0.02)		(0.05)	(0.17)	(0.12)		(0.12)		(0.09)		(0.07)
Net realized and unrealized gain (loss)	2.95		0.04	(10.58)	9.56		8.16		1.96		6.62

Net increase (decrease) from investment operations	2.93		(0.01)	(10.75)	9.44		8.04		1.87		6.55

Distributions from net realized gain(b)	—		—	(2.39)	—		(0.12)		(1.06)		(0.76)

Net asset value, end of period	$35.88		$32.95	$32.96	$46.10		$36.66		$28.74		$27.93

Total Return(c)
Based on net asset value	8.89	%(d)	(0.03)%	(24.79)%	25.75	%(d)	28.06%		7.47%		30.46%

Ratios to Average Net Assets(e)
Total expenses	0.71	%(f)	0.71%	0.70%	0.70	%(f)	0.73	%(g)	0.76	%(h)	0.80	%(g)

Total expenses after fees waived and/or reimbursed	0.71	%(f)	0.71%	0.70%	0.70	%(f)	0.73%		0.75%		0.76%

Net investment loss	(0.14	)%(f)	(0.15)%	(0.40)%	(0.42	)%(f)	(0.36)%		(0.31)%		(0.29)%

Supplemental Data
Net assets, end of period (000)	$4,362,854		$4,233,488	$4,376,642	$3,674,402		$2,011,727		$652,138		$139,138

Portfolio turnover rate	21%		46%	28%	22%		35%		38%		43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the expense ratio would have been 0.75%.

See notes to financial statements.

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class R
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$27.11		$27.28	$38.65	$30.85		$24.34	$23.83	$19.02

Net investment loss(a)	(0.10)		(0.20)	(0.37)	(0.25)		(0.24)	(0.19)	(0.22)
Net realized and unrealized gain (loss)	2.42		0.03	(8.73)	8.05		6.87	1.65	5.69

Net increase (decrease) from investment operations	2.32		(0.17)	(9.10)	7.80		6.63	1.46	5.47

Distributions from net realized gain(b)	—		—	(2.27)	—		(0.12)	(0.95)	(0.66)

Net asset value, end of period	$29.43		$27.11	$27.28	$38.65		$30.85	$24.34	$23.83

Total Return(c)
Based on net asset value	8.56	%(d)	(0.62)%	(25.24)%	25.28	%(d)	27.33%	6.89%	29.63%

Ratios to Average Net Assets(e)
Total expenses	1.41	%(f)	1.42%	1.40%	1.39	%(f)	1.45%	1.47%	1.59	%(g)

Total expenses after fees waived and/or reimbursed	1.30	%(f)	1.30%	1.30%	1.30	%(f)	1.30%	1.30%	1.43%

Net investment loss	(0.73	)%(f)	(0.75)%	(1.02)%	(1.03	)%(f)	(0.92)%	(0.83)%	(1.05)%

Supplemental Data
Net assets, end of period (000)	$91,710		$93,427	$93,527	$98,300		$59,411	$40,999	$22,880

Portfolio turnover rate	21%		46%	28%	22%		35%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.58%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund

	Institutional
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$47.74		$45.31	$64.81	$55.33		$32.63	$31.83	$25.64

Net investment loss(a)	(0.11)		(0.13)	(0.30)	(0.28)		(0.22)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	5.93		2.56	(14.51)	12.67		23.43	1.20	8.25

Net increase (decrease) from investment operations	5.82		2.43	(14.81)	12.39		23.21	1.10	8.16

Distributions from net realized gain(b)	—		—	(4.69)	(2.91)		(0.51)	(0.30)	(1.97)

Net asset value, end of period	$53.56		$47.74	$45.31	$64.81		$55.33	$32.63	$31.83

Total Return(c)
Based on net asset value	12.19	%(d)	5.36%	(25.09)%	22.68	%(d)	72.07%	3.63%	34.02%

Ratios to Average Net Assets(e)
Total expenses	0.97	%(f)	0.98%	0.94%	0.92	%(f)	0.98%	1.02%	1.10%

Total expenses after fees waived and/or reimbursed	0.92	%(f)	0.92%	0.92%	0.92	%(f)	0.92%	0.92%	0.99%

Net investment loss	(0.46	)%(f)	(0.30)%	(0.48)%	(0.66	)%(f)	(0.50)%	(0.32)%	(0.32)%

Supplemental Data
Net assets, end of period (000)	$2,405,812		$2,316,550	$2,943,616	$4,958,187		$3,641,519	$1,033,286	$584,654

Portfolio turnover rate	9%		39%	29%	25%		27%	33%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

64	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Service
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$44.45		$42.30	$60.86	$52.20		$30.88	$30.22		$24.44

Net investment loss(a)	(0.17)		(0.21)	(0.42)	(0.37)		(0.30)	(0.17)		(0.15)
Net realized and unrealized gain (loss)	5.53		2.36	(13.52)	11.94		22.13	1.13		7.85

Net increase (decrease) from investment operations	5.36		2.15	(13.94)	11.57		21.83	0.96		7.70

Distributions from net realized gain(b)	—		—	(4.62)	(2.91)		(0.51)	(0.30)		(1.92)

Net asset value, end of period	$49.81		$44.45	$42.30	$60.86		$52.20	$30.88		$30.22

Total Return(c)
Based on net asset value	12.06	%(d)	5.08%	(25.28)%	22.46	%(d)	71.68%	3.36%		33.74%

Ratios to Average Net Assets(e)
Total expenses	1.20	%(f)	1.20%	1.19%	1.17	%(f)	1.19%	1.25	%(g)	1.37%

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.16	%(f)	1.17%	1.17%		1.22%

Net investment loss	(0.71	)%(f)	(0.55)%	(0.73)%	(0.90	)%(f)	(0.74)%	(0.57)%		(0.55)%

Supplemental Data
Net assets, end of period (000)	$47,996		$47,332	$55,439	$83,886		$50,710	$20,429		$15,208

Portfolio turnover rate	9%		39%	29%	25%		27%	33%		49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$43.37		$41.27	$59.47	$51.06		$30.22	$29.58	$23.95

Net investment loss(a)	(0.16)		(0.21)	(0.41)	(0.36)		(0.29)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	5.38		2.31	(13.19)	11.68		21.64	1.11	7.69

Net increase (decrease) from investment operations	5.22		2.10	(13.60)	11.32		21.35	0.94	7.53

Distributions from net realized gain(b)	—		—	(4.60)	(2.91)		(0.51)	(0.30)	(1.90)

Net asset value, end of period	$48.59		$43.37	$41.27	$59.47		$51.06	$30.22	$29.58

Total Return(c)
Based on net asset value	12.03	%(d)	5.09%	(25.28)%	22.48	%(d)	71.65%	3.36%	33.70%

Ratios to Average Net Assets(e)
Total expenses	1.22	%(f)	1.23%	1.21%	1.19	%(f)	1.25%	1.29%	1.38	%(g)

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17	%(f)	1.17%	1.17%	1.26%

Net investment loss	(0.71	)%(f)	(0.54)%	(0.73)%	(0.91	)%(f)	(0.74)%	(0.58)%	(0.59)%

Supplemental Data
Net assets, end of period (000)	$1,702,256		$1,572,976	$1,695,648	$2,524,052		$1,773,399	$672,110	$627,626

Portfolio turnover rate	9%		39%	29%	25%		27%	33%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.37%.

See notes to financial statements.

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor C
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$34.58		$33.17	$48.77	$42.52		$25.43	$25.13	$20.72

Net investment loss(a)	(0.26)		(0.40)	(0.68)	(0.54)		(0.48)	(0.32)	(0.31)
Net realized and unrealized gain (loss)	4.29		1.81	(10.52)	9.70		18.08	0.92	6.57

Net increase (decrease) from investment operations	4.03		1.41	(11.20)	9.16		17.60	0.60	6.26

Distributions from net realized gain(b)	—		—	(4.40)	(2.91)		(0.51)	(0.30)	(1.85)

Net asset value, end of period	$38.61		$34.58	$33.17	$48.77		$42.52	$25.43	$25.13

Total Return(c)
Based on net asset value	11.65	%(d)	4.25%	(25.81)%	21.89	%(d)	70.39%	2.60%	32.68%

Ratios to Average Net Assets(e)
Total expenses	1.98	%(f)	1.98%	1.92%	1.91	%(f)	1.98%	2.02%	2.10	%(g)

Total expenses after fees waived and/or reimbursed	1.92	%(f)	1.92%	1.91%	1.90	%(f)	1.92%	1.92%	2.01%

Net investment loss	(1.46	)%(f)	(1.30)%	(1.47)%	(1.65	)%(f)	(1.49)%	(1.33)%	(1.34)%

Supplemental Data
Net assets, end of period (000)	$262,851		$259,247	$291,802	$427,435		$317,792	$152,505	$142,942

Portfolio turnover rate	9%		39%	29%	25%		27%	33%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 2.09%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class K
	Six Months
	Ended				Period from		Period from
	11/30/23		Year Ended	Year Ended	10/01/20		12/10/19	(a)
	(unaudited	)	05/31/23	05/31/22	to 05/31/21		to 09/30/20

Net asset value, beginning of period	$47.83		$45.37	$64.89	$55.36		$34.59

Net investment loss(b)	(0.10)		(0.10)	(0.24)	(0.24)		(0.16)
Net realized and unrealized gain (loss)	5.95		2.56	(14.55)	12.68		20.93

Net increase (decrease) from investment operations	5.85		2.46	(14.79)	12.44		20.77

Distributions from net realized gain(c)	—		—	(4.73)	(2.91)		—

Net asset value, end of period	$53.68		$47.83	$45.37	$64.89		$55.36

Total Return(d)
Based on net asset value	12.23	%(e)	5.42%	(25.05)%	22.77	%(e)	60.05	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.86	%(g)	0.87%	0.84%	0.83	%(g)	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.86	%(g)	0.87%	0.83%	0.82	%(g)	0.86	%(g)

Net investment loss	(0.40	)%(g)	(0.24)%	(0.38)%	(0.56	)%(g)	(0.46	)%(g)

Supplemental Data
Net assets, end of period (000)	$190,426		$157,185	$135,879	$122,568		$75,426

Portfolio turnover rate	9%		39%	29%	25%		27	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class R
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$43.44		$41.44	$59.75	$51.37		$30.48	$29.90	$24.20

Net investment loss(a)	(0.22)		(0.30)	(0.56)	(0.46)		(0.38)	(0.24)	(0.23)
Net realized and unrealized gain (loss)	5.40		2.30	(13.25)	11.75		21.78	1.12	7.78

Net increase (decrease) from investment operations	5.18		2.00	(13.81)	11.29		21.40	0.88	7.55

Distributions from net realized gain(b)	—		—	(4.50)	(2.91)		(0.51)	(0.30)	(1.85)

Net asset value, end of period	$48.62		$43.44	$41.44	$59.75		$51.37	$30.48	$29.90

Total Return(c)
Based on net asset value	11.92	%(d)	4.83%	(25.47)%	22.28	%(d)	71.20%	3.12%	33.35%

Ratios to Average Net Assets(e)
Total expenses	1.55	%(f)	1.58%	1.54%	1.50	%(f)	1.57%	1.60%	1.69%

Total expenses after fees waived and/or reimbursed	1.42	%(f)	1.42%	1.42%	1.42	%(f)	1.42%	1.42%	1.53%

Net investment loss	(0.96	)%(f)	(0.79)%	(0.98)%	(1.17	)%(f)	(0.99)%	(0.83)%	(0.87)%

Supplemental Data
Net assets, end of period (000)	$37,254		$35,771	$35,001	$50,186		$38,907	$18,799	$13,577

Portfolio turnover rate	9%		39%	29%	25%		27%	33%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Capital Appreciation Fund, Inc. is the only series of the Corporation. BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock Infrastructure Sustainable Opportunities Fund	Infrastructure Sustainable Opportunities	Non-Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation had previously approved an Agreement and Plan of Reorganization between the Corporation and BlackRock Large Cap Focus Growth Fund, Inc. (the “Acquiring Fund”), pursuant to which the Corporation will be reorganized into the Acquiring Fund (the “Reorganization”). The Reorganization was originally expected to occur during the fourth quarter of 2023, but has been postponed. Shareholders will be given at least 60 days’ notice in advance of the closing of the Reorganization.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those

70	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2023, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and

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Notes to Financial Statements (unaudited) (continued)

perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded commitments:

Fund Name	Investment Name	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Health Sciences Opportunities	Neurogene, Inc.	$3,061,199	$1,952,834	$(1,108,365)

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)
Health Sciences Opportunities
Citigroup Global Markets, Inc.	$32,828,295	$(32,828,295)	$—		$—
Goldman Sachs & Co. LLC	5,038,595	(5,038,595)	—		—
J.P. Morgan Securities LLC	17,433,059	(17,433,059)	—		—
Jefferies LLC	172,788	(172,788)	—		—
Morgan Stanley	2,191,553	(2,158,850)	—		32,703
National Financial Services LLC	754,800	(754,800)	—		—

	$58,419,090	$(58,386,387)	$—		$32,703

Mid-Cap Growth Equity
Citigroup Global Markets, Inc.	$60,371,959	$(60,371,959)	$—		$—
Goldman Sachs & Co. LLC	163,493,312	(163,493,312)	—		—
J.P. Morgan Securities LLC	48,408,405	(48,408,405)	—		—
Morgan Stanley	112,776,767	(112,776,767)	—		—
National Financial Services LLC	1,572,500	(1,572,500)	—		—
State Street Bank & Trust Co.	5,212,275	(5,212,275)	—		—

	$391,835,218	$(391,835,218)	$—		$—

Technology Opportunities
Citigroup Global Markets, Inc.	$14,021,416	$(14,021,416)	$—		$—
Goldman Sachs & Co. LLC	18,295,325	(18,295,325)	—		—
J.P. Morgan Securities LLC	350,880	(350,880)	—		—
Morgan Stanley	21,656,979	(21,656,979)	—		—
National Financial Services LLC	3,216,450	(3,216,450)	—		—
Toronto-Dominion Bank	101,948	(101,948)	—		—

	$57,642,998	$(57,642,998)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of November 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

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Notes to Financial Statements (unaudited) (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550

Average Daily Net Assets	Investment Advisory Fees Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

	Investment Advisory Fees
Average Daily Net Assets	Infrastructure Sustainable Opportunities	Technology Opportunities
First $1 billion	0.800%	0.820%
$1 billion - $3 billion	0.750	0.770
$3 billion - $5 billion	0.720	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700

Average Daily Net Assets	Investment Advisory Fees Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

With respect to Infrastructure Sustainable Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide, for that portion of the Fund for which BIL and BSL, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

76	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$—	$2,252,766	$197,510	$61,423	$2,511,699
Health Sciences Opportunities	40,344	3,551,001	1,874,283	596,166	6,061,794
Infrastructure Sustainable Opportunities	—	200	—	—	200
Mid-Cap Growth Equity	79,472	2,035,260	975,851	234,730	3,325,313
Technology Opportunities	58,493	2,037,649	1,309,936	91,302	3,497,380

Administration: The Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Health Sciences Opportunities	$436,753	$3,223	$283,641	$37,455	$47,037	$23,809	$831,918
Infrastructure Sustainable Opportunities	10	—	16	—	844	—	870
Mid-Cap Growth Equity	531,373	6,347	162,563	19,486	432,670	9,373	1,161,812
Technology Opportunities	234,678	4,670	162,613	26,142	17,366	3,644	449,113

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2023, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total
Capital Appreciation	$69,864	$69,864

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$1,537	$—	$46,506	$4,232	$1,618	$112	$54,005
Health Sciences Opportunities	13,203	351	69,254	12,808	1,519	996	98,131
Infrastructure Sustainable Opportunities	108	—	52	—	107	—	267
Mid-Cap Growth Equity	12,297	242	119,070	7,133	8,877	1,372	148,991
Technology Opportunities	9,648	35	38,277	8,542	573	367	57,442

For the six months ended November 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$363,262	$—	$936,329	$38,531	$18,559	$24,611	$1,381,292
Health Sciences Opportunities	2,160,984	23,311	1,369,192	222,198	14,737	256,464	4,046,886
Infrastructure Sustainable Opportunities	197	—	254	—	206	—	657
Mid-Cap Growth Equity	4,066,164	48,645	1,496,274	138,790	285,699	96,010	6,131,582
Technology Opportunities	1,431,470	24,498	938,519	166,661	9,654	36,372	2,607,174

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended November 30, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Capital Appreciation	$16,967
Health Sciences Opportunities	26,139
Infrastructure Sustainable Opportunities	87
Mid-Cap Growth Equity	20,830
Technology Opportunities	36,519

For the six months ended November 30, 2023, affiliates received CDSCs as follows:

Share Class	Capital Appreciation	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities
Investor A	$3,224	$3,720	$2,333	$1,913
Investor C	528	8,595	3,437	5,397

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2023, the amounts waived were as follows:

Fund Name	Amounts Waived
Capital Appreciation	$1,160
Health Sciences Opportunities	66,885
Infrastructure Sustainable Opportunities	180
Mid-Cap Growth Equity	5,423
Technology Opportunities	6,911

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Infrastructure Sustainable Opportunities	Mid-Cap Growth Equity	Technology Opportunities
Institutional	N/A	1.00%	0.80%	0.92%
Service	N/A	N/A	1.05	1.17
Investor A	N/A	1.25	1.05	1.17
Investor C	1.94%	N/A	1.80	1.92
Class K	0.72	0.95	0.75	0.87
Class R	N/A	N/A	1.30	1.42

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 (or June 30, 2034 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended November 30, 2023, Infrastructure Sustainable Opportunities waived and/or reimbursed the Manager investment advisory fees and other expenses of $151,132, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended November 30, 2023, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Infrastructure Sustainable Opportunities	$10	$—	$16	$—	$844	$—	$870
Mid-Cap Growth Equity	531,373	6,346	162,563	19,486	—	9,373	729,141
Technology Opportunities	234,678	3,960	162,613	26,142	—	3,644	431,037

78	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Infrastructure Sustainable Opportunities	$173	$—	$214	$—	$206	$—	$593
Mid-Cap Growth Equity	864,469	10,571	521,806	23,628	—	39,898	1,460,372
Technology Opportunities	363,029	4,085	204,256	50,822	—	19,968	642,160

Infrastructure Sustainable Opportunities also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended November 30, 2023, the amount was $1,849.

With respect to the contractual expense limitation of Infrastructure Sustainable Opportunities, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective September 30, 2028 the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

As of November 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring May 31,
Fund Name/Fund Level/Share Class	2024	2025	2026
Infrastructure Sustainable Opportunities
Fund Level	$198,233	$299,135	$152,981
Institutional	153	174	183
Investor A	151	40	230
Class K	1,479	1,854	1,050

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities retain 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. Pursuant to the current securities lending agreement, Infrastructure Sustainable Opportunities retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. Infrastructure Sustainable Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2023, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Capital Appreciation	$1,247
Health Sciences Opportunities	99,953
Infrastructure Sustainable Opportunities	3
Mid-Cap Growth Equity	68,387
Technology Opportunities	11,316

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, Capital Appreciation and Infrastructure Sustainable Opportunities may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Capital Appreciation’s and Infrastructure Sustainable Opportunities’s investment policies and restrictions. Capital Appreciation is currently permitted to borrow under the Interfund Lending Program. In addition, Infrastructure Sustainable Opportunities is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2023, Capital Appreciation and Infrastructure Sustainable Opportunities did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2023, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Capital Appreciation	$289,589,005	$581,856,820
Health Sciences Opportunities	1,397,366,319	2,154,481,470
Infrastructure Sustainable Opportunities	2,651,921	2,146,316
Mid-Cap Growth Equity	2,396,617,647	3,377,006,398
Technology Opportunities	401,237,458	629,543,843

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of May 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Capital Appreciation	$—	$1,852,224
Health Sciences Opportunities	—	70,936
Infrastructure Sustainable Opportunities	618,241	—
Mid-Cap Growth Equity	2,288,206,843	20,531,216
Technology Opportunities	710,037,033	7,766,600

80	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of November 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation	$1,577,212,297	$1,692,437,998	$(17,023,817)	$1,675,414,181
Health Sciences Opportunities	5,177,330,809	3,072,903,899	(271,608,354)	2,801,295,545
Infrastructure Sustainable Opportunities	9,222,020	475,009	(866,023)	(391,014)
Mid-Cap Growth Equity	8,780,212,661	3,407,210,880	(255,702,440)	3,151,508,440
Technology Opportunities	2,532,805,056	2,229,706,895	(52,024,044)	2,177,682,851

9.	BANK BORROWINGS

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2023, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/23		Year Ended 05/31/23
Fund Name/Share Class	Shares	Amount	Shares	Amount

Capital Appreciation
Institutional
Shares sold	1,229,752	$41,045,413	5,716,023	$157,957,646
Shares issued in reinvestment of distributions	271,302	9,178,145	1,893,570	51,954,274
Shares redeemed	(2,926,262)	(97,560,178)	(15,681,629)	(435,307,849)

	(1,425,208)	$(47,336,620)	(8,072,036)	$(225,395,929)

Investor A
Shares sold and automatic conversion of shares	1,766,494	$51,494,190	3,941,330	$97,836,995
Shares issued in reinvestment of distributions	1,003,491	29,663,201	5,278,960	127,222,770
Shares redeemed	(4,617,857)	(135,096,969)	(13,077,008)	(322,318,537)

	(1,847,872)	$(53,939,578)	(3,856,718)	$(97,258,772)

Investor C
Shares sold	122,655	$1,985,872	295,401	$4,190,433
Shares issued in reinvestment of distributions	78,950	1,285,304	415,970	5,707,720
Shares redeemed and automatic conversion of shares	(521,422)	(8,405,515)	(1,003,070)	(14,231,042)

	(319,817)	$(5,134,339)	(291,699)	$(4,332,889)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/23		Year Ended 05/31/23
Fund Name/Share Class	Shares	Amount	Shares	Amount

Capital Appreciation (continued)
Class K
Shares sold	896,544	$30,225,975	2,780,441	$79,543,996
Shares issued in reinvestment of distributions	299,603	10,261,389	1,501,046	41,578,344
Shares redeemed	(5,052,062)	(168,259,908)	(4,141,499)	(118,871,975)

	(3,855,915)	$(127,772,544)	139,988	$2,250,365

Class R
Shares sold	103,468	$2,134,399	204,059	$3,695,774
Shares issued in reinvestment of distributions	29,675	622,572	142,318	2,473,411
Shares redeemed	(207,462)	(4,453,506)	(310,598)	(5,527,276)

	(74,319)	$(1,696,535)	35,779	$641,909

	(7,523,131)	$(235,879,616)	(12,044,686)	$(324,095,316)

Health Sciences Opportunities
Institutional
Shares sold	3,590,199	$247,112,091	11,197,111	$765,047,695
Shares issued in reinvestment of distributions	1,152,305	81,272,036	5,046,141	332,953,033
Shares redeemed	(8,923,581)	(612,460,758)	(21,662,089)	(1,475,511,418)

	(4,181,077)	$(284,076,631)	(5,418,837)	$(377,510,690)

Service
Shares sold	19,745	$1,278,029	57,200	$3,684,661
Shares issued in reinvestment of distributions	10,065	667,108	40,955	2,542,243
Shares redeemed	(61,222)	(3,979,866)	(122,578)	(7,895,488)

	(31,412)	$(2,034,729)	(24,423)	$(1,668,584)

Investor A
Shares sold and automatic conversion of shares	1,662,660	$107,389,328	4,334,203	$278,606,468
Shares issued in reinvestment of distributions	861,423	56,802,265	3,522,117	217,567,391
Shares redeemed	(4,263,716)	(274,600,146)	(9,621,175)	(618,119,887)

	(1,739,633)	$(110,408,553)	(1,764,855)	$(121,946,028)

Investor C
Shares sold	167,430	$8,942,342	537,584	$28,698,873
Shares issued in reinvestment of distributions	177,161	9,625,174	832,560	42,677,038
Shares redeemed and automatic conversion of shares	(1,608,035)	(85,468,729)	(3,241,641)	(172,577,850)

	(1,263,444)	$(66,901,213)	(1,871,497)	$(101,201,939)

Class K
Shares sold	919,349	$63,666,969	2,134,729	$147,417,118
Shares issued in reinvestment of distributions	120,923	8,544,395	470,645	31,121,552
Shares redeemed	(1,616,138)	(112,999,257)	(1,551,519)	(105,963,545)

	(575,866)	$(40,787,893)	1,053,855	$72,575,125

Class R
Shares sold	152,153	$9,421,417	260,827	$16,205,620
Shares issued in reinvestment of distributions	79,945	5,102,900	305,568	18,277,362
Shares redeemed	(343,568)	(21,500,224)	(662,105)	(41,318,683)

	(111,470)	$(6,975,907)	(95,710)	$(6,835,701)

	(7,902,902)	$(511,184,926)	(8,121,467)	$(536,587,817)

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/23		Year Ended 05/31/23
Fund Name/Share Class	Shares	Amount	Shares	Amount

Infrastructure Sustainable Opportunities
Institutional
Shares sold	146	$1,255	664	$5,769
Shares issued in reinvestment of distributions	13	124	32	282
Shares redeemed	(262)	(2,192)	(133)	(1,200)

	(103)	$(813)	563	$4,851

Investor A
Shares sold	5,008	$42,411	6,368	$57,649
Shares issued in reinvestment of distributions	66	607	38	332
Shares redeemed	(1,344)	(10,686)	(54)	(495)

	3,730	$32,332	6,352	$57,486

Class K
Shares sold	61	$520	189	$1,620
Shares issued in reinvestment of distributions	6	56	16	142

	67	$576	205	$1,762

	3,694	$32,095	7,120	$64,099

Mid-Cap Growth Equity
Institutional
Shares sold	13,906,035	$477,656,786	47,917,656	$1,524,488,005
Shares redeemed	(28,837,238)	(986,027,853)	(103,429,603)	(3,263,321,983)

	(14,931,203)	$(508,371,067)	(55,511,947)	$(1,738,833,978)

Service
Shares sold	97,886	$2,999,341	350,535	$9,881,277
Shares redeemed	(295,217)	(8,843,161)	(975,944)	(27,755,309)

	(197,331)	$(5,843,820)	(625,409)	$(17,874,032)

Investor A
Shares sold and automatic conversion of shares	2,494,382	$72,950,389	7,397,275	$201,630,334
Shares redeemed	(8,115,402)	(236,047,974)	(17,049,170)	(459,100,473)

	(5,621,020)	$(163,097,585)	(9,651,895)	$(257,470,139)

Investor C
Shares sold	200,362	$4,366,259	596,600	$12,112,431
Shares redeemed and automatic conversion of shares	(1,112,843)	(23,995,863)	(2,806,057)	(56,412,228)

	(912,481)	$(19,629,604)	(2,209,457)	$(44,299,797)

Class K
Shares sold	11,572,784	$400,447,225	43,394,126	$1,373,927,107
Shares redeemed	(18,463,712)	(637,840,789)	(47,704,012)	(1,522,478,195)

	(6,890,928)	$(237,393,564)	(4,309,886)	$(148,551,088)

Class R
Shares sold	284,882	$8,079,375	880,078	$23,445,508
Shares redeemed	(615,531)	(17,473,336)	(862,426)	(22,678,994)

	(330,649)	$(9,393,961)	17,652	$766,514

	(28,883,612)	$(943,729,601)	(72,290,942)	$(2,206,262,520)

Technology Opportunities
Institutional
Shares sold	5,145,074	$258,124,062	16,615,851	$696,225,151
Shares redeemed	(8,753,871)	(438,660,382)	(33,058,906)	(1,373,686,694)

	(3,608,797)	$(180,536,320)	(16,443,055)	$(677,461,543)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/23		Year Ended 05/31/23
Fund Name/Share Class	Shares	Amount	Shares	Amount

Technology Opportunities (continued)
Service
Shares sold	105,625	$5,010,319	171,238	$6,686,958
Shares redeemed	(206,850)	(9,584,051)	(417,065)	(16,352,892)

	(101,225)	$(4,573,732)	(245,827)	$(9,665,934)

Investor A
Shares sold and automatic conversion of shares	2,518,205	$114,699,264	4,850,581	$188,138,502
Shares redeemed	(3,760,433)	(171,293,837)	(9,667,118)	(366,443,166)

	(1,242,228)	$(56,594,573)	(4,816,537)	$(178,304,664)

Investor C
Shares sold	372,483	$13,533,457	705,328	$21,723,660
Shares redeemed and automatic conversion of shares	(1,060,646)	(38,380,684)	(2,005,673)	(60,699,308)

	(688,163)	$(24,847,227)	(1,300,345)	$(38,975,648)

Class K
Shares sold	907,749	$45,826,688	1,866,384	$77,400,205
Shares redeemed	(646,647)	(32,192,990)	(1,574,873)	(65,635,026)

	261,102	$13,633,698	291,511	$11,765,179

Class R
Shares sold	141,933	$6,455,240	250,388	$9,664,993
Shares redeemed	(199,093)	(9,017,253)	(271,520)	(10,425,495)

	(57,160)	$(2,562,013)	(21,132)	$(760,502)

	(5,436,471)	$(255,480,167)	(22,535,385)	$(893,403,112)

As of November 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Infrastructure Sustainable Opportunities	Technology Opportunities
Institutional	10,000	—
Investor A	10,000	—
Class K	980,000	8,673

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Capital Appreciation Fund, Inc., BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund (the “Funds”), which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors of the Corporation and the Board of Trustees of the Trust (together, the “Board”), on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

A D D I T I O N A L I N F O R M A T I O N	87

Additional Information  (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Advisers(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
BlackRock (Singapore) Limited	Sidley Austin LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Corporation/Trust
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

(a)	For BlackRock Infrastructure Sustainable Opportunities Fund.

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Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt
CVR	Contingent Value Rights
NVS	Non-Voting Shares
S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	89

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GROPPS-11/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 19, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 19, 2024